N-2 - USD ($)		3 Months Ended												9 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2022		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key														0001703079
Amendment Flag														false
Document Type														N-CSR
Entity Registrant Name														XAI Octagon Floating Rate & Alternative Income Term Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	[1],[2]
Common Shareholder Transaction Expenses
Sales load paid by Common Shareholders (as a percentage of offering price)	–(1)
Offering expenses borne by the Trust (as a percentage of offering price)	–(1)
Dividend reinvestment plan fees(2)	None

Sales Load [Percent]	[2]
Dividend Reinvestment and Cash Purchase Fees	[1]													$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]
Annual Expenses [Table Text Block]	[3],[4],[5],[6],[7],[8]
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(3)	2.81%
Leverage expense
Interest payment on borrowed Funds(4)	1.37%
Preferred Share dividends(5)	1.11%
Other expenses
Investor Support and Secondary Market Support Services Fee(6)	0.33%
Other(7)(8)	0.67%
Total annual expenses	6.29%

Management Fees [Percent]	[7]													2.81%
Interest Expenses on Borrowings [Percent]	[4]													1.37%
Dividend Expenses on Preferred Shares [Percent]	[3]													1.11%
Distribution/Servicing Fees [Percent]	[6]													0.33%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[8]													0.67%
Total Annual Expenses [Percent]														6.29%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 6.29% of net assets attributable to Common Shares and (2) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value per Common Share. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$62	$185	$305	$590

The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Trust’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Expense Example, Year 01														$ 62
Expense Example, Years 1 to 3														185
Expense Example, Years 1 to 5														305
Expense Example, Years 1 to 10														$ 590
Purpose of Fee Table , Note [Text Block]														The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2022. The purpose of the table and the example below is to help Common Shareholders understand the fees and expenses that they would bear directly or indirectly
Basis of Transaction Fees, Note [Text Block]														as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage
September 30, 2022	Borrowings	$113,150,000	$–	$–	$3,004	(1)
–	Series 2026 Term Preferred Shares	$39,900,000	$39,900,000	$25.00	$139	(2)
–	Series 2029 Convertible Preferred Shares	$10,000,000	$10,000,000	$25.00	$139	(2)
September 30, 2021	Borrowings	$98,150,000	$–	$–	$3,227
–	Series 2026 Term Preferred Shares	$39,900,000	$39,900,000	$25.00	$162
September 30, 2020	Borrowings	$35,650,000	$–	$–	$3,384
September 30, 2019	Borrowings	$38,965,000	$–	$–	$3,020
September 30, 2018	Borrowings	$38,865,000	$–	$–	$3,041

(1)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(2)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).

Senior Securities Amount														$ 113,150,000		$ 98,150,000	$ 35,650,000	$ 38,965,000	$ 38,865,000
Senior Securities Coverage per Unit														$ 3,004	[9]	$ 3,227	$ 3,384	$ 3,020	$ 3,041
Senior Securities Involuntary Liquidating Preference per Unit
Senior Securities, Note [Text Block]														The following table sets forth information about the Trust’s outstanding senior securities as of the end of each fiscal year since its inception.
Senior Securities Averaging Method, Note [Text Block]														The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments. “Managed Assets” means the total assets of the Trust, including assets attributable to the Trust’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

On February 22, 2022, the Board of Trustees eliminated the Trust's non-fundamental investment policy that the Trust would not utilize leverage, either through indebtedness, Preferred Shares or portfolio leverage, in an aggregate amount in excess of 40% of the Trust's Managed Assets (including the proceeds of leverage). Following this change in investment policy, the Trust is permitted to utilize leverage to the maximum extend permitted by the 1940 Act.

INVESTMENT OBJECTIVE

The investment objective of the Trust is to seek attractive total return with an emphasis on income generation across multiple stages of the credit cycle. There can be no assurance that the Trust will achieve its investment objective. The investment objective of the Trust may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.

INVESTMENT STRATEGY

The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments.

Credit Instruments

The Trust’s investments may include (i) structured credit investments, including CLO debt and subordinated (i.e., residual or equity) securities; (ii) traditional corporate credit investments, including leveraged loans and high yield bonds; (iii) opportunistic credit investments, including stressed and distressed credit situations and long/short credit investments; and (iv) other credit-related instruments. The Trust may invest without limitation in loans, bonds and other debt securities, CLO securities, including debt and subordinated (i.e., residual or equity) CLO securities, credit default swaps and other credit and credit-related instruments. The Trust may invest in senior, junior, secured and unsecured credit instruments. Floating rate credit instruments have floating or variable interest rates, and include floating rate instruments the interest rates of which vary periodically based upon, or inverse to, a benchmark indicator of prevailing interest rates.

Below-Investment Grade Investments

The Trust currently intends to pursue its investment objective by investing primarily in below investment grade credit instruments, but may invest without limitation in investment grade credit instruments. A credit instrument is considered below investment grade quality if it is rated below investment grade (that is, below Baa3- by Moody’s or below BBB- by S&P or Fitch) or, if unrated, judged to be below investment grade quality by the Sub-Adviser. Below investment grade credit instruments are often referred to as “high yield” securities or “junk bonds.” Below investment grade credit instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal.

The Trust will not invest more than 20% of its Managed Assets in credit instruments rated below Caa2 by Moody’s or CCC by S&P or Fitch. In the case of a security receiving two or more different ratings from different rating agencies, the Trust will apply the higher of the ratings for the purposes of the foregoing policy. The foregoing policy applies only at the time an instrument is purchased, and the Trust is not required to dispose of a security if a rating agency downgrades its assessment of that instrument. In determining whether to retain or sell an instrument that has been downgraded, the Sub-Adviser may consider such factors as its assessment of the credit quality of the instrument, the price at which the instrument could be sold, and the rating, if any, assigned to the instrument by other ratings agencies.

Rating agencies, such as Moody’s, S&P or Fitch, are private services that provide ratings of the credit quality of debt obligations. Ratings assigned by a rating agency are not absolute standards of credit quality but represent the opinion of the rating agency as to the quality of the obligation. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk or liquidity of such obligations.

To the extent that the Trust invests in unrated lower grade securities, the Trust’s ability to achieve its investment objective will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Trust invests in rated securities.

Illiquid Investments

The Trust may invest without limitation in illiquid credit instruments, including instruments that are unregistered, restricted, for which there is no readily available trading market or that are otherwise illiquid.

Maturity and Duration

The Trust may invest in credit instruments of any maturity, and does not manage its portfolio seeking to maintain a targeted dollar-weighted average maturity level. The Trust does not have a fixed duration target, and the portfolio’s duration may vary significantly over time based on the Sub-Adviser’s assessment of the current market conditions. In comparison to maturity, interest rate duration is a measure of the price volatility of a credit instrument as a result of changes in market interest rates, based on the weighted average timing of the instrument’s expected principal and interest payments. For example, if interest rates increase by 1%, the net asset value of a portfolio with a duration of five years would decrease by approximately 5%. Conversely, if interest rates decline by 1%, the net asset value of a portfolio with a duration of five years would increase by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates. Duration is expressed as a number of years but differs from maturity in that it considers an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration. Prices of instruments with longer durations tend to be more sensitive to interest rate changes than instrument with shorter durations. Longer-maturity investments generally have longer interest rate durations because the investment’s fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. The Trust intends to invest a significant portion of its assets in floating rate or adjustable rate securities and CLO subordinated notes, the income from which will vary based on income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates, which may mitigate risk associated with increases in prevailing short-term interest rates.

Opportunistic Credit Investments

The Trust may invest up to 20% of its Managed Assets in opportunistic credit investments, including stressed and distressed credit situations.

Short Sales

The Trust may, from time to time, engage in short sales of credit instruments in an amount not to exceed 10% of its Managed Assets. A short sale is a transaction in which the Trust sells an instrument that it does not own in anticipation that the market price will decline.

Non-U.S. Investments

While the investment strategy of the Trust does not focus primarily on non-U.S. corporate credit investments, under certain circumstances where such opportunities are favorable, the Trust may invest up to 20% of its Managed Assets in corporate credit instruments issued by non-U.S. issuers and in markets outside the United States. The Trust’s investments in structured credit instruments, which are commonly issued by special purpose vehicles formed in jurisdictions outside of the United States, are not subject to or limited by this policy.

Other Investment Companies

As an alternative to holding investments directly, the Trust may also obtain investment exposure to securities in which it may invest directly by investing up to 10% of its Managed Assets in other investment companies. The Trust may invest in mutual funds, closed-end funds and exchange-traded funds.

Derivatives Transactions

The Trust may, but is not required to, use various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to earn income or enhance total return. The use of derivatives transactions to earn income or enhance total return may be particularly speculative. Derivatives are financial instruments the value of which is derived from a reference instrument. The Trust may engage in a variety of derivatives transactions, including options, swaps, futures contracts, options on futures contracts and forward currency contracts and options on forward currency contracts. The Trust may purchase and sell exchange-listed and off-exchange derivatives. The Trust may utilize derivatives that reference one or more securities, indices, commodities, currencies or interest rates. In addition, the Trust may utilize new techniques, transactions, instruments or strategies that are developed or permitted as regulatory changes occur.

Temporary Defensive Investments

During periods in which the Sub-Adviser believes that changes in economic, financial or political conditions make it advisable to maintain a temporary defensive posture, or in order to keep the Trust’s cash fully invested, including the period during which the net proceeds of an offering of securities are being invested, the Trust may, without limitation, hold cash or invest its assets in short term investments and repurchase agreements in respect of those instruments.

Portfolio Turnover

The Trust will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Trust. Portfolio turnover generally involves some expense to the Trust, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Higher portfolio turnover may decrease the after-tax return to individual investors in the Trust to the extent it results in an increase in the short-term capital gains portion of distributions to shareholders. The Trust’s portfolio turnover rate may vary greatly from year to year. For the Trust’s fiscal years ended September 30, 2021 and September 30, 2022, the Trust’s portfolio turnover rate was approximately 34% and 29%, respectively.

Unless otherwise stated herein, the Trust’s investment policies and parameters shall apply at the time of investment, and the Trust will not be required to reduce a position solely due to market price fluctuations.

INVESTMENT PHILOSOPHY AND PROCESS

At the heart of Octagon’s investment philosophy is a deep understanding of fundamental credit analysis, enhanced by a process focused on maximizing risk adjusted returns. Octagon’s investment philosophy combines relative value focus and active portfolio management. Over Octagon’s 25-plus-year history, Octagon believes that it has developed a proven, repeatable and scalable credit selection and investment process.

Octagon’s investment process involves four key steps:

●	ongoing assessment of investment opportunities;

●	research, analysis and written recommendations with defined investment thesis;

●	investment committee recommendation and approval of credits considered for investment; and

●	continual monitoring which is a collaborative team effort to enhance decision making and risk management.

The Octagon portfolio management team manages positions in an effort to optimize relative value. Octagon’s process benefits from the firm’s history and experience in credit markets dating back to the mid-1990s. Octagon has made a significant investment in technology and human capital with respect to fundamental credit analysis which happens both at the loan-level and the CLO-level. To enhance their bottom-up security level analysis, Octagon has built over time a proprietary database with credit analysis of most of the corporate issuers in the broadly syndicated loan marketplace. Furthermore, for every credit security that Octagon analyzes, the investment team assigns proprietary credit ratings, liquidity ratings, collateral quality ratings, and documentation ratings. Octagon refreshes these internal ratings on an ongoing basis to identify buy and sell opportunities. The Octagon research method is robust, involving various key factors including the assessment of industry dynamics, competitive factors, performance history, deal sponsor, company management, cash flow estimates, liquidity, collateral values, quality, downside protection, capital structure, macroeconomic factors, technical supply and demand and potential political or regulatory influences.

Investment process

Octagon employs a disciplined asset selection process based on fundamental credit analysis and collaborative investment team input to identify attractive relative value opportunities, while seeking to minimize downside risk and produce returns that outperform industry benchmarks. In evaluating potential investments, Octagon assesses industry dynamics and competitive environments, performance history and prospects, investment sponsors and management, projected cash flow generation, quality and value of underlying collateral, downside protection and relative value opportunities within an issuer’s capital structure.

Octagon seeks to identify investment opportunities in both the primary and secondary leveraged credit markets through rigorous industry and company analysis guided by information from issuers, underwriters, agents, and sales and trading desks. Identified investment opportunities are initially screened with a focus on the applicable industry. Octagon utilizes industry expertise, discussions with company management, independent research, relative value data, and input from Octagon investment professionals to efficiently extract information that facilitates credit judgments and recommendations. Octagon considers the business’ competitive position, its ability to generate cash flow, the character of its sponsor and management team, the resilience of the capital structure and the asset’s positioning within it, structural and covenant protection, and the value of collateral in the context of the risk premium offered, as well as macroeconomic backdrop, technical supply and demand, liquidity, industry dynamics, and political and regulatory influences.

With respect to existing portfolio positions, Octagon’s analysis is centered on any changes to the underlying credit or industry that would impact the risk/return attributes of the position, which may lead to a decision to sell an existing position.

Although Octagon’s investment process typically involves investment committee recommendation and approval of credits considered for investment, a limited amount of the Trust’s assets may be invested in short-term trading opportunities within the Trust’s investment policies and parameters that seek near-term favorable price movements. Such investments are sourced by traders and discussed with Octagon’s portfolio managers and principals but are not subject to Octagon’s investment committee review process as described above. The Trust typically does not hold such investments on a long-term basis and typically disposes of such investments within several weeks of their acquisition. It is expected that such investments will typically constitute less than 2% of the Trust’s Managed Assets.

Risk management

Octagon dynamically manages the Trust’s portfolio based on its evolving credit market outlook in an effort to produce attractive risk-adjusted returns. The Octagon team meets several times each year to monitor portfolios using its robust review process and striving to manage risk via its proprietary internal credit rating and portfolio weighting system. The investment team has a set risk monitoring process which involves the following:

●	Relative Value Meetings to examine new market trends and discuss technical dynamics with a focus on recent price changes and price target revisions. At these meetings Octagon investment professionals discuss seeking the best loan and bond relative value and return ideas.

●	Loan & Bond Assets Meetings to discuss new leveraged loan and high yield bond issues and trading opportunities.

●	Team Network Exchange for daily real-time updates with mobile access to address earnings, news, trading levels, buy/sell recommendations and watch lists.

●	Full and Mini Portfolio Reviews to conduct credit review of all assets (full review) or lower-rated assets (mini review) in a single investment professional’s portfolio with a focus on action-oriented recommendations. The objective of these reviews is to affirm or change internal credit ratings and collateral grades.

●	Watch List Reviews and Meetings to examine and discuss credits on watch list.

●	Strategic Reviews to discuss credit cycle fundamentals and analyze macro factors including GDP, interest rate and default projections. Strategic reviews are designed to determine and forecast shifts in the economic cycle, evaluate the impact of the latest economic and market data and to determine tactical and strategic allocations.

Benchmark Index

The Trust’s opportunistic credit strategy seeks to outperform its primary benchmark, the Morningstar LSTA US Leveraged Loan 100 Index which is designed to measure the performance of the largest facilities in the leveraged loan market. The Morningstar LSTA US Leveraged Loan 100 Index is utilized by the Trust as a comparative measure only. The Trust may from time to time use additional benchmark indices to analyze certain aspects of the Trust’s performance. The Trust is actively managed and does not track any index. Index information is not meant to represent the performance of the Trust or its underlying investments.

THE TRUST’S INVESTMENTS

The Trust’s investment portfolio may consist of investments in the following types of securities. There is no guarantee the Trust will buy all of the types of securities or use all of the investment techniques that are described herein.

Collateralized Loan Obligations

The Trust may invest in CLO securities, including debt and subordinated (i.e., residual or equity) CLO securities. A CLO vehicle generally is an entity that is formed to hold a portfolio consisting principally (typically, 80% or more of its assets) of loan obligations. The loan obligations within the CLO vehicle are limited to loans which meet established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit. A CLO issues various classes or “tranches” of securities. Each tranche has different payment characteristics and different credit ratings. These tranches are generally categorized as senior, mezzanine, or subordinated/equity, according to their degree of risk. The key feature of the CLO structure is the prioritization of the cash flows from a pool of securities among the several tranches of the CLO. As interest payments are received, the CLO makes contractual interest payments to each tranche of debt based on its seniority. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated tranche (often referred to as the “residual” or “equity” tranche). The contractual provisions setting out this order of payments are set out in detail in the relevant CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each CLO.

The Trust invests in CLO securities issued by CLOs that principally hold senior secured loans (“Senior Loans”), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Trust invests will include (i) second lien and/or subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. The cash flows on the underlying obligations will primarily determine the payments to holders of CLO securities. CLO securities may have floating interest rates, fixed interest rates or, in the case of subordinated CLO securities, no set interest rate (but rather participate in residual cash flows of the relevant CLO). The rated tranches of CLO securities are generally assigned credit ratings by one or more nationally recognized statistical rating organizations (whether or not such tranches are issued as part of a component of a composite instrument with one or more other instruments). The subordinated tranche does not receive a rating. The transaction documents relating to the issuance of CLO securities impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements.

Risk Factors [Table Text Block]

Investors should consider the following risk factors and special considerations associated with investing in the Trust. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions and therefore subject the Trust’s investments and a shareholder’s investment in the Trust to elevated investment risk, including the possible loss of your entire investment.

Investment and Market Risk

An investment in Common Shares is subject to investment risk, particularly under current economic, financial, labor and health conditions, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Trust. The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, that each of which may be temporary or last for extended periods of time. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Trust are especially acute under these conditions. Furthermore, interest rates and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Trust’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance. Moreover, the Trust’s investments in asset-backed securities are subject to many of the same risks that are applicable to investments in securities generally, including interest rate risk, credit risk, foreign currency risk, below-investment grade securities risk, financial leverage risk, prepayment and regulatory risk, which would be elevated under the foregoing circumstances.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Trust’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Trust to greater market risk than normal, possibly resulting in greatly reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Trust in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Adviser potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Trust’s service providers and market intermediaries.

Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of distributions. A prospective investor should invest in the Common Shares only if the investor can sustain a complete loss in its investment.

Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. Although the value of the Trust’s net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price for Common Shares. Because the market price of Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot predict whether Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price. This risk may be greater for investors expecting to sell their Common Shares soon after the completion of a public offering, as the net asset value of the Common Shares will be reduced immediately following an offering as a result of the payment of certain offering costs. Common Shares of the Trust are designed primarily for long-term investors; investors in Common Shares should not view the Trust as a vehicle for trading purposes.

Below Investment Grade Securities Risk

The Trust invests primarily in below investment grade credit instruments, which are commonly referred to as “high-yield” securities or “junk” bonds. Investment in securities of below investment grade quality involves substantial risk of loss, the risk of which is particularly high in volatile market conditions. Securities of below investment grade quality are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers face ongoing uncertainties and exposure to adverse business, financial or economic conditions and are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values of certain below investment grade securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. The market values for securities of below investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities, which could result in the Trust being unable to sell such securities for an extended period of time, if at all. The market for high-yield securities has historically been subject to disruptions that have caused substantial volatility in the prices of such securities. Consolidation in the financial services industry has resulted in there being fewer market makers for high-yield securities, which may result in further risk of illiquidity and volatility with respect to high-yield securities, and this trend may continue in the future. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Common Shares, both in the short-term and the long-term.

The ratings of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations (“NRSRO”) represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. To the extent that the Trust invests in securities that have not been rated by an NRSRO, the Trust’s ability to achieve its investment objectives will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Trust invests in rated securities.

The Trust may invest in securities rated in the lower rating categories (rated Caa1/CCC+ or below, or unrated but judged to be of comparable quality by the Sub-Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced. Investments in the securities of financially distressed issuers involve substantial risks. See “Risks—Stressed and Distressed Investments Risk.”

Structured Credit Instruments Risk

Holders of structured credit instruments bear risks of the underlying investments, index or reference obligation as well as risks associated with the issuer of the instrument, which is often a special purpose vehicle, and may also be subject to counterparty risk. As an investor in structured credit instruments, the Trust typically will have the right to receive payments only from the issuer of the structured credit instrument, and generally would not have direct rights against the issuer of or entity that sold the underlying assets. While certain structured credit instruments enable the Trust to obtain exposure to a pool of credit instruments without the brokerage and other expenses associated with directly holding the same instruments, investors in structured credit instruments generally pay their share of the administrative and other expenses of the issuer of the instrument. The prices of indices and instruments underlying structured credit instruments, and, therefore, the prices of structured credit instruments, will be influenced by, and will rise and fall in response to, the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured credit instrument uses shorter term financing to purchase longer term instruments, the issuer may be forced to sell its instruments at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured credit instruments owned by the Trust. Certain structured credit instruments may be thinly traded or have a limited trading market.

The Trust may invest in structured credit instruments collateralized by low grade or defaulted loans or securities. Investments in such structured credit instruments are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk.

The Trust may invest in senior classes and subordinated classes, including residual or equity interests, issued by structured credit vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets.

CLO Risk

CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt tranches and CLO subordinated notes will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

There may be less information available to the Trust regarding the underlying investments held by CLOs than if the Trust had invested directly in credit securities of the underlying issuers. Trust shareholders will not know the details of the underlying investments of the CLOs in which the Trust invests. Due to their often complicated structures, various CLOs may be difficult to value and may constitute illiquid investments. In addition, there can be no assurance that a liquid market will exist in any CLO when the Trust seeks to sell its interest therein. Moreover, the value of CLOs may decrease if the ratings agencies reviewing such securities revise their ratings criteria and, as a result, lower their original rating of a CLO in which the Trust has invested. Further, the complex structure of the security may produce unexpected investment results. Also, it is possible that the Trust’s investment in a CLO will be subject to certain contractual limitations on transfer.

The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLOs, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Therefore, changes in the market value of the Trust’s CLO investments could be greater than the change in the market value of the underlying instruments.

The Trust invests in CLO securities issued by CLOs that principally hold Senior Loans. As a result, as an investor in such CLOs, the Trust is subject to the risk of default on the Senior Loans by the Borrowers. While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations on Senior Loans held by a CLO and increase the likelihood of default. Although a CLO’s holdings are typically diversified by industry and borrower, an increase in interest rates coupled with a general economic downturn may result in an increase in defaults on Senior Loans across various sectors of the economy. See “Risks—Senior Loan Risk” for a discussion of risks related to Senior Loans.

CLOs in which the Trust invests in may hold underlying instruments that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO is heavily invested may subject that vehicle, and in turn the Trust, to a risk of significant loss and could significantly impact the aggregate returns realized by the Trust.

Investments in primary issuances of CLO securities may involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO subordinated notes and could result in early redemptions which may cause CLO debt and subordinated note investors to receive less than face value of their investment.

The failure by a CLO to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to securityholders, including the Trust. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments that holders of junior debt and subordinated securities would otherwise be entitled to receive.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. Such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. In addition, the volume of new CLO issuances varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

The Trust invests in CLO debt and subordinated (i.e., residual or equity) securities. While the Trust may invest in CLO debt securities having any rating, the Trust currently intends to focus its investments in CLO debt securities that are rated below investment grade. CLO subordinated notes are generally not rated. Below investment grade and unrated instruments are often referred to as “junk” bonds and are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal. See “Risks—Below Investment Grade Securities Risk.”

Restructuring of Investments Held by CLOs. The manager of a CLO has broad authority to direct and supervise the investment and reinvestment of the investments held by the CLO, which may include the execution of amendments, waivers, modifications and other changes to the investment documentation in accordance with the collateral management agreement. During periods of economic uncertainty and recession, the incidence of amendments, waivers, modifications and restructurings of investments may increase. Such amendments, waivers, modifications and other restructurings will change the terms of the investments and in some cases may result in the CLO holding assets not meeting the CLO’s criteria for investments. This could adversely impact the coverage tests under an indenture governing the notes issued by the CLO. Any amendment, waiver, modification or other restructuring that reduces the CLO’s compliance with certain financial tests will make it more likely that the CLO will need to utilize cash to pay down the unpaid principal amount of secured notes to cure any breach in such test instead of making payments on subordinated notes. Any such use of cash would reduce distributions available and delay the timing of payments to the Trust.

The Trust cannot be certain that any particular restructuring strategy pursued by the CLO manager will maximize the value of or recovery on any investment. Any restructuring can fundamentally alter the nature of the related investment, and restructurings are not subject to the same underwriting standards that are employed in connection with the origination or acquisition of investments. Any restructuring could alter, reduce or delay the payment of interest or principal on any investment, which could delay the timing and reduce the amount of payments made to the Trust. Restructurings of investments might also result in extensions of the term thereof, which could delay the timing of payments made to the Trust.

If as a result of any such restructurings, the Sub-Adviser determines that continuing to hold instruments issued by such CLO is no longer in the best interest of the Trust, the Sub-Adviser may dispose of such CLO instruments. In certain instances, the Trust may be unable to dispose of such investments at advantageous prices and/or may be required to reinvest the proceeds of such disposition in lower-yielding investments.

CLO Management Risk. The activities of any CLO in which the Trust may invest will generally be directed by a collateral manager. In the Trust’s capacity as holder of CLO securities, the Trust is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of that CLO. Consequently, the success of any CLOs in which the Trust invests will depend, in large part, on the financial and managerial expertise of the collateral manager’s investment professionals. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the CLOs in which the Trust invests. There can be no assurance that for any CLO, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the CLO securities may be adversely affected.

The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

The CLOs in which the Trust invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Trust is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The terms of CLOs set forth in their applicable transaction documents, including with respect to collateralization and/or interest coverage tests and asset eligibility criteria, may vary from CLO to CLO. Similarly the terms of the Senior Loans that constitute the underlying assets held by CLOs may vary. The Senior Loan and/or CLO market and loan market may evolve in ways that result in typical terms being less protective for the holders of CLO securities. As a result, the Trust will be reliant upon the Sub-Adviser’s ability to obtain and evaluate the terms of the CLOs in which the Trust invests, the terms of and creditworthiness of the borrowers with respect to the underlying assets held by those CLOs and information about the collateral managers of the CLOs.

CLO Interest Rate Risk. Although senior secured loans are generally floating rate instruments, the Trust’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO subordinated notes. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses.

Because CLOs generally issue debt on a floating rate basis, an increase in LIBOR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have LIBOR floors such that, when LIBOR is below the stated LIBOR floor, the stated LIBOR floor (rather than LIBOR itself) is used to determine the interest payable under the loans. Therefore, if LIBOR increases but stays below the average LIBOR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to holders of the CLO subordinated notes.

Many underlying corporate borrowers can elect to pay interest based on 1-month LIBOR, 3-month LIBOR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month LIBOR plus a spread. The 3-month LIBOR currently exceeds the 1-month LIBOR by a significant amount, which may result in many underlying corporate borrowers electing to pay interest based on 1-month LIBOR. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s subordinated note tranche. Unless spreads are adjusted to account for such increases, these negative impacts may worsen to the extent the amount by which the 3-month LIBOR exceeds the 1-month LIBOR increases.

CLO Subordinated Notes Risk

The Trust may invest in subordinated notes issued by a CLO (often referred to as the “residual,” “equity” or “subordinated” tranche), which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk that the senior notes issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 10 times leverage, and therefore subordinated notes are subject to a higher risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Trust’s expectations.

CLOs typically have no significant assets other than their underlying instruments. Accordingly, payments on CLO investments are and will be payable solely from the cash flows from such instruments, net of all management fees and other expenses. CLOs generally may make payments on subordinated notes only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on subordinated notes may not be made on any payment date unless all amounts owing under secured notes are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the subordinated notes to first pay the secured notes in amounts sufficient to cause such tests to be satisfied.

The subordinated notes are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the secured notes it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of the subordinated notes realized at their redemption could be reduced. Accordingly, the subordinated notes may not be paid in full and may be subject to up to 100% loss. As a result, relatively small numbers of defaults of instruments underlying CLOs in which the Trust holds subordinated notes may adversely impact the Trust’s returns.

The market value of subordinated notes may be significantly affected by a variety of factors, including changes in the market value of the investments held by the issuer, changes in distributions on the investments held by the issuer, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and other risks associated with those investments. The leveraged nature of subordinated notes are likely to magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments. The Trust must be prepared to hold subordinated notes for an indefinite period of time or until their stated maturity.

CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates. While the payments on CLO subordinated notes will be variable, CLO subordinated notes may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have LIBOR floors, there may not be corresponding increases in investment income to the CLO (if LIBOR increases but stays below the LIBOR floor rate of such instruments) resulting in smaller distribution payments on CLO subordinated notes.

Subordinated notes are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Trust may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them. Since 2007, subordinated notes issued in securitization transactions generally have experienced historically high volatility and significant fluctuations in market value. Additionally, some potential buyers of such notes may view securitization products as an inappropriate investment, thereby reducing the number of potential buyers and/or potentially affecting liquidity in the secondary market.

Subordinated notes are subject to certain transfer restrictions and can only be transferred to certain specified transferees. The issuer may, in the future, impose additional transfer restrictions to comply with changes in applicable law. Restrictions on the transfer of subordinated notes may further limit their liquidity. Investments in CLO subordinated notes may have complicated accounting and tax implications.

Corporate Credit Investment Risk

Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Trust invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The reorganization of an issuer under the Federal or other bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity. Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Senior Loan Risk

Senior Loans are generally of below investment grade credit quality and therefore are subject to greater risks than investment grade corporate obligations. The prices of these investments may be volatile and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including, but not limited to, changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions,

U.S. and non-U.S. economic or political events, developments or trends in any particular industry, and the financial condition of certain Borrowers. Additionally, Senior Loans have significant liquidity and market value risks since they are not traded in organized exchange markets but are traded by banks and other institutional counterparties. Furthermore, because such loans are privately syndicated and the applicable loan agreements are privately negotiated and customized, such loans are not purchased or sold as easily as publicly listed securities.

While such loans are generally intended to be secured by collateral, losses could result from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the Borrower and the priority of the lien are each of great importance. The Adviser and the Sub-Adviser cannot guarantee the adequacy of the protection of the Trust’s interests. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Trust will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. Furthermore, the Adviser and the Sub-Adviser cannot assure investors that claims may not be asserted that might interfere with enforcement of the Trust’s rights. In the event of a foreclosure, the Trust may assume direct ownership of the underlying collateral. The liquidation proceeds upon sale of collateral may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Such Senior Loans involve a greater risk of loss.

While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations and/or refinance their outstanding Senior Loans on attractive terms, which may adversely impact Borrowers and increase defaults on Senior Loans. The terms and covenants of Senior Loans may vary, and market expectations for such terms and covenants may change over time. More permissive covenants, with respect to the financial condition, operations and use of collateral by Borrowers, may provide Borrowers with additional flexibility, which may reduce the likelihood of default, but may also reduce the extent to which the holders of Senior Loans can recover in the event of a default. In the event of an economic downturn, recoveries upon default of Senior Loans may be less than in past market cycles.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Trust may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the Sub-Adviser, do not represent fair value. If the Trust attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Trust could receive for the Senior Loan may be adversely affected.

Second Lien Loans Risk

Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the Trust to exercise remedies after a second lien loan becomes a defaulted loan is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the Trust may be prevented from foreclosing on the collateral securing a second lien loan until the related senior loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the senior secured lender until the senior secured lender has realized the full value of its own claims. In addition, certain of the second lien loans may contain provisions requiring the Trust’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the Trust to realize value from second lien loans.

Unsecured Loan Risk

Unsecured loans do not benefit from any security interest in the assets of the Borrower. Liens on such Borrowers’ assets, if any, will secure the applicable Borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the Borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before repayment of unsecured instruments held by the Trust. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Trust’s unsecured obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Trust’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Loan Participation and Assignment Risk

The Trust may purchase Senior Loans, second lien loans and unsecured loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Trust may also purchase, without limitation, participations in Senior Loans, second lien loans and unsecured loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Trust may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Trust generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Trust may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Trust will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Trust may not be able to conduct the same due diligence on the Borrower with respect to a loan that the Trust would otherwise conduct. In addition, as a holder of the participations, the Trust may not have voting rights or inspection rights that the Trust would otherwise have if it were investing directly in the loan, which may result in the Trust being exposed to greater credit or fraud risk with respect to the Borrower. Investments in bank loans may not be securities as defined within the Securities Act and therefore may not have the protections afforded by the federal securities laws.

Illiquid Investments Risk

The Trust may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Trust might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Trust may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Trust invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Sub-Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations.

Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Trust is to be dissolved. The Trust may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.

Stressed and Distressed Investments Risk

The Trust may invest in stressed and distressed credit instruments. The ability of the Trust to obtain a profit from these investments may often depend upon factors that are intrinsic to the particular issuer, rather than the market as a whole. Appreciation in the value of such investments may be contingent upon the occurrence of certain events, such as a successful reorganization or merger. If the expected event does not occur, the Trust may incur a loss on the position. Stressed and distressed investments may have a limited trading market, resulting in limited liquidity and presenting difficulties to the Trust in valuing its positions. Stressed and distressed investments by the nature of their issuers’ leveraged capital structures, will involve a high degree of financial risk. These investments may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these investments may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make payments on the subordinated securities and result in defaults on and declines in the value of such securities more quickly than in the case of the senior obligations of such issuer.

Uncertain Exit Strategies. Due to the illiquid nature of many stressed and distressed investments, as well as the uncertainties of the reorganization and active management process, the Sub-Adviser may be unable to predict with confidence what the exit strategy will ultimately be for any given position, or that one will definitely be available. Exit strategies that appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized, due to economic, legal, political or other factors.

Control Position Risk. Certain stressed and distressed investment opportunities may allow a holder to have significant influence on the management, operations and strategic direction of the portfolio companies in which it invests. The exercise of control and/or significant influence over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management and other types of liability in which the limited liability generally characteristic of business operations may be ignored. The exercise of control and/or significant influence over a portfolio company could expose the assets of the Trust to claims by such portfolio company, its securities holders and its creditors. While the Sub-Adviser intends to manage the Trust in a way that will minimize exposure to these risks, the possibility of successful claims cannot be precluded.

Leverage Risk

The Trust utilizes leverage to seek to enhance total return and income. The Trust currently utilizes leverage through (i) the issuance of Indebtedness and (ii) the issuance of Preferred Shares. There can be no assurance that the Adviser’s and the Sub-Adviser’s expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. There can be no assurance that a leveraging strategy will be utilized or will be successful.

The use of leverage by the Trust will cause the net asset value of the Common Shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value, market price and dividend rate of the Common Shares is likely to be more volatile than those of a closed-end management investment company that is not exposed to leverage. In a declining market the use of leverage may result in a greater decline in the net asset value and market price of the Common Shares than if the Trust were not leveraged.

Leverage will increase operating costs, which may reduce total return. The Trust will have to pay interest on its Indebtedness, if any, which may reduce the Trust’s return. This interest expense may be greater than the Trust’s return on the underlying investment, which would negatively affect the performance of the Trust. Increases in interest rates that the Trust must pay on its Indebtedness will increase the cost of leverage and may reduce the return to Common Shareholders. This risk may be greater in the current market environment because while interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate.

Certain types of Indebtedness subject the Trust to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness issued by the Trust also may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Indebtedness. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The Trust may have leverage outstanding during a shorter-term period during which such leverage may not be beneficial if the Trust believes that the long-term benefits of such leverage would outweigh the costs and portfolio disruptions associated with redeeming and reissuing such leverage. However, there can be no assurance that the Trust’s judgment in weighing such costs and benefits will be correct.

During the time in which the Trust is utilizing leverage, the amount of the fees paid to the Adviser, and thereby to the Sub-Adviser, for investment advisory services will be higher than if the Trust did not utilize leverage because the fees paid will be calculated based on the Trust’s Managed Assets, including proceeds of leverage. This may create a conflict of interest between the Adviser and the Sub-Adviser on the one hand and the Common Shareholders, as holders of Indebtedness, Preferred Shares or other forms of leverage do not bear the management fee. Rather, Common Shareholders bear the portion of the management fee attributable to assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

To the extent that the Trust increases its net assets as a result of sales of additional Common Shares, the Trust will be required to incur additional financial leverage in order to maintain its current levels of financial leverage as a percentage of Managed Assets. There can be no assurance that the Trust will be able to incur such additional financial leverage or to do so on favorable terms.

In addition, the Trust may engage in certain derivatives transactions that have economic characteristics similar to leverage. To the extent the terms of any such transaction obligate the Trust to make payments, the Trust intends to earmark or segregate cash or liquid securities in an amount at least equal to the current value of the amount then payable by the Trust under the terms of such transactions or otherwise cover such transactions in accordance with applicable interpretations of the staff of the SEC. To the extent the terms of any such transaction obligate the Trust to deliver particular securities to extinguish the Trust’s obligations under such transactions, the Trust may “cover” its obligations under such transaction by either (i) owning the securities or collateral underlying such transactions or (ii) having an absolute and immediate right to acquire such securities or collateral without additional cash consideration.

Other Investment Companies Risk

Investments in other investment companies present certain special considerations and risks not present in making direct investments in securities in which the Trust may invest. Investments in other investment companies involve operating expenses and fees that are in addition to the expenses and fees borne by the Trust. Such expenses and fees attributable to the Trust’s investments in other investment companies are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expense and fee layering. Investments in other investment companies may expose the Trust to an additional layer of financial leverage. To the extent management fees of other investment companies are based on total gross assets, it may create an incentive for such entities’ managers to employ financial leverage, thereby adding additional expense and increasing volatility and risk. Investments in other investment companies also expose the Trust to additional management risk; the success of the Trust’s investments in other investment companies will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Trust to incur losses or to miss profit opportunities. To the extent the Trust invests in ETFs or other investment companies that seek to track a specified index, such investments will be subject to tracking error risk.

Exchange-Traded Fund Risk

For ETFs tracking an index of securities, the cumulative percentage increase or decrease in the net asset value of the shares of an ETF may over time diverge significantly from the cumulative percentage increase or decrease in the relevant index due to the compounding effect experienced by an ETF which results from a number of factors, including, leverage (if applicable), daily rebalancing, fees, expenses and interest income, which in turn results in greater non-correlation between the return of an ETF and its corresponding index. Moreover, because an ETF’s portfolio turnover rate may be very high due to daily rebalancing, holding both long and short futures contracts, leverage (if applicable) and and/or market volatility, such ETF will incur additional brokerage costs, operating costs and may generate increased taxable capital gains, which, in turn, would adversely affect the value of the shares of such ETF. In addition, fixed-income ETFs that track an index often require some type of sampling or optimization because they are typically market benchmarks but not tradable portfolios. Such ETFs often include many more securities than equity ETFs, and the securities included are often less liquid, resulting in fewer opportunities and greater costs to replicate the relevant index. Many instruments in fixed-income indices are illiquid or hard to obtain, as many investors may buy them at issuance and hold them to maturity.

Short Sales Risk

Short sales involve selling securities of an issuer short in the expectation of covering the short sale with securities purchased in the open market at a price lower than that received in the short sale. If the price of the issuer’s securities declines, the Trust may then cover the short position with securities purchased in the market. The profit realized on a short sale will be the difference between the price received in the sale and the cost of the securities purchased to cover the sale. The possible losses from selling short a security differ from losses that could be incurred from a cash investment in the security; the former may be unlimited, whereas the latter can only equal the total amount of the cash investment. Short selling activities are also subject to restrictions imposed by the federal securities laws and the various national and regional securities exchanges, which restrictions could limit the Trust’s investment activities. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Synthetically created short positions will involve both hedging situations, where the position is intended to wholly or partially offset risk associated with another position in a related security, and speculative situations, where the Sub-Adviser uses shorting techniques to take advantage of the decline in the price of particular assets. The Trust will generally realize a profit or a loss as a result of a synthetically created short position if the value of the underlying asset decreases or increases respectively during the relevant term of the short position. In addition, the Trust will be required to post collateral on such positions as required pursuant to the agreement with the relevant transaction counterparty. The use of short selling through credit default swaps and total return swaps will subject the Trust to counterparty credit risk in the event of a default by the counterparty which could result in the loss of collateral posted with such counterparty and gains to which the Trust would otherwise be entitled absent the default of the counterparty. In addition, depending on the nature of the synthetic instrument used by the Trust to create short exposure, the Trust could be subject to the risk of unlimited losses.

Derivatives Risk

Derivatives are financial contracts in which the value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Trust may, but is not required to, engage in various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to seek to enhance total return of earn income. The Trust’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Trust invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Trust will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The instruments, indices and rates underlying derivative transactions expected to be entered into by the Trust may be extremely volatile in the sense that they are subject to sudden fluctuations of varying magnitude, and may be influenced by, among other things, government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. The volatility of such instruments, indices or rates, which may render it difficult or impossible to predict or anticipate fluctuations in the value of instruments traded by the Trust, could result in losses.

Off-Exchange Derivatives Risk

The Trust may invest a portion of its assets in investments which are not traded on organized exchanges and as such are not standardized. Such transactions may include forward contracts, swaps or options. While some markets for such derivatives are highly liquid, transactions in off-exchange derivatives may involve greater risk than investing in exchange-traded derivatives because there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of the position arising from an off-exchange transaction or to assess the exposure to risk. Bid and offer prices need not be quoted and, even where they are, they will be established by dealers in these instruments and consequently it may be difficult to establish what is a fair price. In respect of such trading, the Trust is subject to the risk of counterparty failure or the inability or refusal by a counterparty to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Trust.

Options Risk

Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Trust might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Futures Risk

Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Trust could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Trust from achieving the intended hedging effect or expose the Trust to the risk of loss.

Swaps Risk

The Trust may utilize swap agreements including, without limitation, interest rate, index and currency swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. There are risks relating to the financial soundness and creditworthiness of the counterparty to swap agreements. If the other party to an interest rate swap defaults, the Trust’s risk of credit loss may be the amount of interest payments that the Trust is contractually obligated to receive on a net basis. However, where swap agreements require one party’s payments to be “up-front” and timed differently than the other party’s payments (such as is often the case with currency swaps), the entire principal value of the swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. The investment performance of the Trust, however, may be adversely affected by the use of swaps if the Sub-Adviser’s forecasts of market values, interest rates or currency exchange rates are inaccurate.

Credit Default Swaps Risk

The Trust may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. The Trust may be either the buyer or seller in a credit default swap transaction. If the Trust is a buyer and no event of default occurs, the Trust may lose its investment and recover nothing. However, if an event of default occurs, the Trust (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Trust receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the Trust must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Trust had invested in the reference obligation directly. Credit default swaps are subject to the risk of non-performance by the swap counterparty, including risks relating to the financial soundness and creditworthiness of the swap counterparty.

Hedging Transactions Risk

The success of any hedging strategy utilized by the Trust’s will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Trust’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

While the Trust may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Trust than if it had not engaged in any such hedging transactions. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Sub-Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Sub-Adviser may not anticipate a particular risk so as to hedge against it effectively. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Trust’s portfolio holdings.

The Trust may seek to hedge currency risks by investing in currencies, currency exchange forward or futures contracts, swaps, swaptions or any combination thereof (whether or not exchange-traded), but these or other instruments necessary to hedge such currency risks may not generally be available, may not provide a perfect hedge or may not be, in the Sub-Adviser’s judgment, economically priced. There can be no assurance that these strategies will be effective, and such techniques entail costs and additional risks.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a Trust transaction (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Trust. The Trust is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform, the risk of which is particularly acute under current conditions) its payment or other obligations to the Trust, the Trust may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. The Trust bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions (such as the current conditions), increased competition, and/or wide scale credit losses resulting from financial difficulties of the counterparties’ other trading partners or borrowers. If a counterparty’s credit becomes significantly impaired, requests for collateral posting could increase the risk that the Trust will not receive adequate collateral. Concerns about, or a default by, one large market participant could lead to significant liquidity problems for other participants.

The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust.

Synthetic Investment Risk

The Trust may be exposed to certain additional risks should the Sub-Adviser uses derivatives transactions as a means to synthetically implement the Trust’s investment strategies. Customized derivative instruments will likely be highly illiquid, and it is possible that the Trust will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Trust’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment the Sub-Adviser is seeking to replicate. There can be no assurance that the Sub-Adviser’s judgments regarding the correlation of any particular synthetic investment will be correct. The Trust may be exposed to certain additional risks associated with derivatives transactions should the Sub-Adviser use derivatives as a means to synthetically implement the Trust’s investment strategies. The Trust would be subject to counterparty risk in connection with such transactions. If the Trust enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Trust may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Trust will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Trust’s performance in a material adverse manner. Furthermore, certain derivative instruments typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events, such as a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Trust’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

Segregation and Cover Risk

In connection with certain derivatives transactions, the Trust may be required to segregate liquid assets or otherwise cover such transactions and/or to deposit amounts as premiums or to be held in margin accounts. Regulators have adopted rules that generally require margin to be posted and collected for off-exchange derivatives. Such amounts may not otherwise be available to the Trust for investment purposes. The Trust may earn a lower return on its portfolio than it might otherwise earn if it did not have to segregate assets in respect of, or otherwise cover, its derivatives transactions positions. To the extent the Trust’s assets are segregated or committed as cover, it could limit the Trust’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. These risks may be greater in the current market environment because while interest rates were historically low in recent years, the Federal Reserve has begun increasing the Federal Funds rate to address inflation. Prevailing interest rates may be adversely impacted by market and economic factors. Markets are currently experiencing increased volatility due to the impact of inflation and rising interest rates, which may adversely affect the value and/or liquidity of certain of the Trust’s investments. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Trust’s use of leverage will tend to increase the interest rate risk to which its Common Shares are subject. The Trust invests primarily in variable and floating rate credit instruments and other structured credit investments, which generally are less sensitive to interest rate changes than fixed rate instruments, but generally will not increase in value if interest rates decline. A rise in interest rates may negatively impact the Trust’s or its investments’ leverage expenses and future income, as the Trust or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Prepayment Risk

The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on bonds and loans will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount securities when interest rates and/or spreads are high, and will be premium securities when interest rates and/or spreads are low, such securities and asset-backed securities may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Trust’s portfolio in several ways. During periods of declining interest rates, when the issuer of a security exercises its option to prepay principal earlier than scheduled, the Trust may be required to reinvest the proceeds of such prepayment in lower-yielding securities. Particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. In addition, particular investments may underperform relative to hedges that the Sub-Adviser may have constructed for these investments, resulting in a loss to the Trust’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many securities to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Common Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Trust’s investments may not keep pace with inflation, which would adversely affect the Trust. This risk is significantly elevated compared to normal conditions because of recent monetary policy measures and the low interest rate environment in recent years. In response to the recent rise in inflation rates, the Federal Reserve has begun raising the Federal Funds rate. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Trust’s use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust’s portfolio.

Duration and Maturity Risk

The Trust has no set policy regarding maturity or duration of credit instruments in which it may invest or of the Trust’s portfolio generally. The price of fixed rate securities with longer maturities or duration generally is more significantly impacted by changes in interest rates than those of fixed rate securities with shorter maturities or duration. Therefore, generally speaking, the longer the duration of the Trust’s portfolio, the more exposure the Trust will have to interest rate risk described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Sub-Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Trust’s portfolio generally will be made based on all pertinent market factors at any given time. The Trust may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Credit Risk

Credit risk is the risk that an issuer of securities in which the Trust invests or an asset underlying a CLO in which the Trust invests will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Trust invests. However, ratings are only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the securities. Furthermore, the Trust’s investments may not be rated by any rating agency or may be below investment grade. The Trust will be more dependent upon the judgment of the Sub-Adviser as to the credit quality of such unrated securities. A default, downgrade or credit impairment of any of its investments could result in a significant or even total loss of the investment.

Non-U.S. Investments Risk

Issuers of foreign securities are not subject to United States reporting and accounting requirements. Foreign reporting requirements may result in less information being available or in a lack of uniformity in the manner in which information is presented. The risk of loss associated with investments in securities of foreign issuers, particularly in less developed markets, include currency exchange risks, expropriation, or limits on repatriating an investment, government intervention, confiscatory taxation, political, economic or social instability, illiquidity, less efficient markets, price volatility and market manipulation.

Some foreign securities may be subject to brokerage or stock transfer taxes levied by foreign governments, which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of some of these securities, such as banks and other financial institutions, may be subject to less stringent or different regulations than would be the case for U.S. issuers and therefore potentially carry greater risk. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. In addition, dividend and interest payments from, and capital gains in respect of, certain foreign securities may be subject to foreign taxes that may or may not be reclaimable.

In addition, costs associated with transactions in non-U.S. markets (including brokerage, execution, clearing and custodial costs) may be substantially higher than costs associated with transactions in U.S. markets. Such non-U.S. transactions may also involve additional costs for the purchase or sale of currencies in which the Trust’s assets are denominated in order to settle such transactions. Furthermore, clearing and registration procedures may be under-developed enhancing the risks of error, fraud, or default.

Many of the laws that govern foreign investment, securities transactions and other contractual relationships in non-U.S. securities markets are different than or not as fully developed as those in the United States. As a result, the Trust may be subject to a number of risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of

U.S. markets, and lack of enforcement of existing regulations. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Trust and its operations. In addition, the income and gains of the Trust may be subject to withholding taxes imposed by foreign governments for which investors may not receive a full foreign tax credit. Furthermore, it may be more difficult to obtain and enforce a judgment in a court outside of the United States than to enforce one in the United States.

Bankruptcy Cases Risk

Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the partners. Furthermore, there are instances where creditors lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a Borrower usually involves the development and negotiation of a plan of reorganization, plan approval by creditors and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the Borrower and the Trust; it is subject to unpredictable and lengthy delays; and during the process the Borrower’s competitive position may erode, key management may depart and the company may not be able to invest adequately.

U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Trust’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class.

In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high. The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds thereof, which are subject to valid and enforceable liens and other security interests). In addition, certain claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high.

Creditor Committee Risk

The Sub-Adviser, on behalf of the Trust as a holder of distressed investments and other credit instruments, may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy or seek to negotiate directly with debtors with respect to restructuring issues. In situations where the Sub-Adviser chooses to join creditors’ committees, the Trust would likely be only one of many participants, each of whom would be interested in obtaining an outcome that is in its individual best interests. There can be no assurance that participation on a creditors’ committee will yield favorable results in such proceedings, and such participation may entail significant legal fees and other expenses. Participation on such committees may expose the Trust to liability to other creditors.

Participation in restructuring activities may provide the Sub-Adviser with material non-public information that may restrict the Trust’s ability to trade in the Borrower’s securities or other instruments. Determination of whether information is material and non-public and how long knowledge of such information restricts trading is a matter of considerable uncertainty and judgment. While the Sub-Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, there may be circumstances where the Trust may trade in a Borrower’s securities or instruments while engaged in restructuring activities relating to that Borrower. Such trading creates a risk of litigation and liability that may result in significant legal fees and potential losses.

Board Participation Risk

From time to time, an investment by the Trust may provide the Trust with the right to appoint or more members of the board of directors of a portfolio company or to appoint representatives to serve as observers to such boards of directors. Although such positions in certain circumstances enhance the ability to manage such investment, due to the duties imposed on the Trust’s representatives on boards of directors or receipt of material nonpublic information by such representatives, these positions may also have the effect of impairing the Trust’s ability to sell the related securities or instruments when, and upon the terms, it may otherwise desire. These restrictions may subject the Trust or its representatives to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims.

Certain Other Creditor Risks

Debt securities are also subject to other creditor risks, including, without limitation, (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called “lender liability” claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations.

Equity Investments Risk

Incidental to the Trust’s investments in credit instruments, the Trust may acquire or hold equity securities, or warrants to purchase equity securities, of a Borrower or issuer. Common equity securities prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Trust may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of common stocks and other equity securities to which the Trust has exposure. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with debt securities. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans or corporate bonds and this may increase the volatility of the net asset value of the Common Shares.

The Trust’s goal is ultimately to dispose of equity interests and realize gains upon its disposition of such interests. However, the equity interests the Trust receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Trust may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Trust experiences.

Allegation of Equitable Subordination Risk

Under common law principles that, in some cases, form the basis for lender liability claims, certain actions by creditors may result in the subordination of the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, called equitable subordination. Because of the nature of certain distressed investments, a fund holding such investments could be subject to allegations of lender liability and/or subject to claims from creditors of an obligor that investments issued by such obligor should be equitably subordinated. A portion of the Trust’s investments may involve situations in which the Trust will not be the lead creditor. Accordingly, it is possible that lender liability or equitable subordination claims that affect the Trust’s investments could arise without the direct involvement of the Trust.

Limited Term Risk

Unless the Trust completes an Eligible Tender Offer and converts to perpetual existence, the Trust will terminate on or about the Termination Date. The Trust should not be confused with a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as the fund’s target date, often associated with retirement, approaches, and does not typically terminate on the target date. In addition, the Trust should not be confused with a “target term” fund whose investment objective is to return the fund’s original net asset value on the termination date. The Trust’s investment objective and policies are not designed to seek to return to investors their initial investment on the Termination Date or in an Eligible Tender Offer. Investors may receive more or less than their original investment upon termination or in an Eligible Tender Offer.

Because the assets of the Trust will be liquidated in connection with the termination, the Trust will incur transaction costs in connection with dispositions of portfolio securities. The Trust does not limit its investments to securities having a maturity date prior to the Termination Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Trust to lose money. In particular, the Trust’s portfolio may still have significant remaining average maturity and duration, and large exposures to below investment grade securities, as the Termination Date approaches, losses due to portfolio liquidation may be significant. Beginning one year before the Termination Date (the “wind-down period”), the Trust may begin liquidating all or a portion of the Trust’s portfolio, and may deviate from its investment policies, including its policy of investing at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments and may not achieve its investment objective. During the wind-down period, the Trust’s portfolio composition may change as more of its portfolio holdings are called or sold and portfolio holdings are disposed of in anticipation of liquidation. Rather than reinvesting the proceeds of matured, called or sold securities, the Trust may invest such proceeds in short term or other lower yielding securities or hold the proceeds in cash, which may adversely affect its performance. The Trust may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Trust will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Common Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Trust cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.

If the Trust conducts an Eligible Tender Offer, the Trust anticipates that funds to pay the aggregate purchase price of Common Shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Trust. In addition, the Trust may be required to dispose of portfolio investments in connection with any reduction in the Trust’s outstanding leverage necessary in order to maintain the Trust’s desired leverage ratios following a tender offer. The disposition of portfolio investments by the Trust could cause market prices of such instruments, and hence the net asset value of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Trust to incur increased brokerage and related transaction expenses. The Trust may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Trust. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Trust will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Trust’s ability to achieve its investment objective and decrease returns to shareholders. If the Trust’s tax basis for the investments sold is less than the sale proceeds, the Trust will recognize capital gains, which the Trust will be required to distribute to shareholders. In addition, the Trust’s purchase of tendered Common Shares pursuant to a tender offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering shareholders. The purchase of Common Shares by the Trust pursuant to a tender offer will have the effect of increasing the proportionate interest in the Trust of non-tendering shareholders. All shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Trust’s total assets resulting from payment for the tendered Common Shares. Such reduction in the Trust’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Trust, and may have an adverse effect on the Trust’s investment performance.

The Trust is not required to conduct an Eligible Tender Offer. If the Trust conducts an Eligible Tender Offer, there can be no assurance that tendered Common Shares will not exceed the Termination Threshold, in which case the Eligible Tender Offer will be terminated, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Trust will terminate on or before the Termination Date (subject to possible extensions).

Following the completion of an Eligible Tender Offer in which the tendered Common Shares do not exceed the Termination Threshold, the Board of Trustees may eliminate the Termination Date upon the affirmative vote of a majority of the Board of Trustees and without a shareholder vote. Thereafter, the Trust will have a perpetual existence. The Trust is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and as a result remaining shareholders may only be able to sell their Common Shares at a discount to net asset value.

Management Risk

The Trust is subject to management risk because the Trust has an actively managed portfolio. The Adviser and Sub-Adviser will apply investment techniques and risk analysis in making investment decisions for the Trust, but there can be no guarantee that these will produce the desired results.

Valuation Risk

Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Trust will value such securities at its valuation designee’s direction and in accordance with fair value procedures adopted by the Trust and the Adviser as valuation designee. The Trust generally uses non-binding indicative bid prices provided by an independent pricing service or broker as the primary basis for determining the value of CLO debt and subordinated securities, which may be adjusted for pending distributions, as applicable, as of the applicable valuation date. These bid prices are non-binding, and may not be determinative of fair value. Valuations of some or all of the Trust’s investments may include input from the Sub-Adviser and third parties, which may be based on subjective inputs of the Sub-Adviser or such third parties. Valuation of such securities may require more research than for more liquid investments. In valuing the Trust’s investments in CLO debt and subordinated securities, in addition to non-binding indicative bid prices provided by an independent pricing service or broker, the valuation designee also may consider a variety of relevant factors, including recent trading prices for specific investments, recent purchases and sales known to the Trust in similar securities, other information known to the Trust relating to the securities, and discounted cash flows based on output from a third-party financial model, using projected future cash flows. Elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. In some cases, valuation of certain investments may be based upon models, indicative quotes or estimates of value and not actual executed historical trades. Reasonable efforts will be made to base such inputs on observable market prices and inputs but there can be no assurances that such information will be readily available. Generally, there is not a public market for the CLO securities in which the Trust invests. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Trust upon the sale of such securities may not equal the value at which the Trust carried the investment on its books, which would adversely affect the net asset value of the Trust. The Trust may incur costs in connection with valuing its investments, including costs associated with the retention of valuation firms to value certain of the Trust’s investments.

Dependence on Occurrence of Events Risk

The ability to realize a profit on many of the Trust’s investments is dependent upon the occurrence (or non-occurrence) of certain events, including, among other things, reorganization transactions involving portfolio companies, restructurings or renegotiations of the terms of loans or debt securities issued by portfolio companies or the successful implementation of business strategies or completion of certain projects by portfolio companies. If the event that the Sub-Adviser is expecting does not occur (or an unexpected event occurs), the Trust may sustain a significant loss.

Competition Risk

Since an inherent part of the Sub-Adviser’s strategy will be to identify securities that provide for attractive risk adjusted yield, competitive investment activity by other firms may reduce the Trust’s opportunity for profit by reducing mispricings in the market as well as the margins available on such mispricings as can still be identified.

Conflicts of Interest Risk

Various potential and actual conflicts of interest may arise from the overall investment activity of the Trust, the Sub-Adviser and its affiliates. Certain inherent conflicts of interest may arise from the fact that the Sub-Adviser and its affiliates may in the future carry on substantial investment activities for other client accounts, including discretionary accounts and other investment vehicles (collectively, the “Other Accounts”).

Some of the Other Accounts may invest in the same or different securities as the Trust, compete with the Trust for the same investment opportunities (which may be limited) and/or engage in transactions or other activities or pursue investment strategies which are inconsistent with those effected for the Trust or which are contrary to or conflict with the interests of the Trust.

The Sub-Adviser and its affiliates may give advice to or effect transactions on behalf of Other Accounts that are inconsistent with or contrary to advice given or transactions effected on behalf of the Trust.

The Sub-Adviser or its affiliates could manage one or more Other Accounts that may invest in different levels of the capital structure of a portfolio company, the debt or equity of which is held by the Trust. If a common portfolio company were to experience financial difficulty, the interests of the Trust could be different from the interest in such portfolio company held by one or more Other Accounts. To the extent that such a conflict arises, the Sub-Adviser and its affiliates will seek to resolve such conflicts on a case-by-case basis in the best interest of Trust and such Other Accounts, and in accordance with the restrictions of the 1940 Act.

Allocation of Investment Opportunities. The Sub-Adviser and its affiliates are not obligated to allocate all investment opportunities that may be appropriate for the Trust to the Trust. Allocation of investment opportunities among the Trust and the Other Accounts will be subject to the Sub-Adviser’s allocation procedures which generally provide that investments will be allocated on a fair and equitable basis over time (but not necessarily on a pro rata basis), having regard to such matters as available capital, relative exposure to market trends, risk tolerance, expected duration of the Trust or the investments, the investment programs and portfolio positions of the Trust and the affiliated entities for which participation is appropriate, guidelines, concentration limits and other limitations established by the respective entities, and applicable tax and regulatory considerations.

Allocation of Personnel. Such Other Accounts may be managed by current employees of the Sub-Adviser or by new portfolio managers hired by the Sub-Adviser and may follow a similar investment strategy as that employed by the Trust. The Sub-Adviser may have an incentive to retain such portfolio managers to manage the assets of such Other Accounts rather than or in addition to managing the assets of the Trust. Although the officers and employees of the Sub-Adviser will devote as much time to the Trust as the Sub-Adviser deems appropriate, the officers and employees, if any, may have conflicts in allocating their time and services among the Trust and other accounts now or hereafter advised by the Sub-Adviser and/or its affiliates.

Lack of Information Barriers. Situations may occur where the Trust may be deemed to have possession of material non-public information, including material non-public information concerning specific companies, as a result of other activities by the Sub-Adviser, including on behalf of other clients. Under applicable securities laws, this may limit the Sub-Adviser’s ability to buy or sell securities issued by such companies and the Trust may be unable to engage in certain transactions they would otherwise find attractive, or may be able to engage in such transactions only during limited periods of time. Due to these restrictions, the Trust may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Similarly, the Sub-Adviser may decline to receive material nonpublic information in order to avoid trading restrictions with regard to any Other Account, even though access to such information may have been advantageous to the Trust. Clients and investors may be adversely affected by such restrictions.

While the Sub-Adviser has procedures in place to manage the risk associated with insider trading, the management of material non-public information could fail and result in the Sub-Adviser or one of its investment professionals buying and selling a security while, at least constructively, in possession of material non-public information. Inadvertent trading on material non-public information could have adverse effects on the Sub-Adviser’s reputation, or result in the imposition of regulatory or financial sanctions, and as a consequence, negatively impact the Sub-Adviser’s ability to perform its investment management services on behalf of regulations, or decide that it is advisable to establish information barriers in the future, which may affect how they provides advice.

Restrictions on Transactions with Affiliates. The 1940 Act limits the Trust’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Trust may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or other pooled investment vehicle managed by the Sub-Adviser or any of its affiliates. The 1940 Act also prohibits certain “joint” transactions with certain of the Trust’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Trust. For example, these limitations may limit the extent to which the Trust may invest in CLOs for which the Sub-Adviser or its affiliates act as CLO manager, even if such CLOs were otherwise attractive investments for the Trust.

Confidential Information Risk

The Trust frequently may possess material non-public information about an issuer as a result of its ownership of a credit instrument of an issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Trust might be unable to enter into a transaction in a security of the issuer when it would otherwise be advantageous to do so.

Tax Risk

The Trust has elected to be treated and intends to continue to qualify each year as a RIC under the Code. As a RIC, the Trust generally would not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to RICs, the Trust must comply with certain income, distribution, and diversification requirements. If the Trust failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Trust would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to shareholders. All distributions by the Trust from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.

Certain of the Trust’s investments will cause the Trust to take into account taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Trust expects to invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Because the Trust may be allocated taxable income in respect of these investments before, or without receiving, cash representing such income, the Trust may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Trust-level U.S. federal income and/or excise taxes. Accordingly, the Trust may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments, to obtain the cash needed to make these income distributions. If the Trust liquidates assets to raise cash, the Trust may realize gain or loss on such liquidations. In the event the Trust realizes net capital gains from such liquidation transactions, the Trust and, ultimately, its Common Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

The Trust may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Trust. U.S. federal income tax rules are not entirely clear about issues such as when the Trust may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Trust to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Portfolio Turnover Risk

The Trust may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Trust, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Trust performance.

Reliance on Service Providers

The Trust must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the operations and financial performance of the Trust. Fees and expenses of these service providers are borne by the Trust, and therefore indirectly by Common Shareholders. Failure by any service provider to carry out its obligations to the Trust in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Trust at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Trust’s performance and ability to achieve its investment objective. The termination of the Trust’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Trust and could have a material adverse effect on the Trust’s performance and ability to achieve its investment objective.

The Trust and its service providers are currently impacted by quarantines and similar measures being enacted by governments in response to COVID-19, which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). Accordingly, certain risks described above are heightened under current conditions.

Technology Risk

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. As the use of internet technology has become more prevalent, the Trust and their respective service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Trust, or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Trust, their service providers, or issuers of the securities in which the Trust invests that are intended to reduce cyber security risks will succeed. The Trust cannot control such systems put in place by service providers or other third parties whose operations may affect the Trust and Common Shareholders.

Recent Market, Economic and Social Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Trust, including by making valuation of some of the Trust’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Trust’s holdings. If there is a significant decline in the value of the Trust’s portfolio, this may impact the asset coverage levels for the Trust’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Trust’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Trust’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Trust’s ability to achieve its investment objective.

The outbreak of infectious respiratory illness caused by the coronavirus known as “COVID-19” and the ongoing recovery has caused disruption to consumer demand, economic output and supply chains. Adverse impacts on local and global economies linger despite the ongoing recovery. As with other serious economic disruptions, governmental authorities and regulators have in the past responded to this crisis (and may in the future respond to similar crises) with significant fiscal and monetary policy changes, including by providing direct capital infusions to companies and consumers, introducing new monetary programs and considerably lowering interest rates, which in some cases resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, contribute to higher inflation, heighten investor uncertainty and adversely affect the value of the Trust’s investments and the performance of the Trust.

The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID-19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. Downgrades by rating agencies of loans in which the Trust has invested or that are held by CLOs in which the Trust has invested may adversely impact the performance of the Trust. The further slowing or reversal of the current U.S. and global economic recovery could adversely impact the Trust’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Trust cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. The Adviser intends to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity capital may be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a registered investment company, the Trust generally is not able to issue additional Common Shares at a price less than net asset value without first obtaining approval for such issuance from Common Shareholders.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the U.S. and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. In particular, the consequences of the Russian military invasion of Ukraine, including comprehensive international sanctions, the impact on inflation and increased disruption to supply chains and energy resources may impact our portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Trust’s investments and the performance of the Trust. The Trust cannot predict the duration or outcome of the situation, as the conflict and government reactions are rapidly developing and beyond the Trust’s control. Prolonged unrest, military activities, or broad-based sanctions could have a material adverse effect on the Trust’s investments. Such consequences also may increase the Trust’s funding cost or limit the Trust’s access to the capital markets.

The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Trust’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Trust’s business, financial condition and results of operations.

UK Departure from EU (“Brexit”) Risk

On January 31, 2020, the United Kingdom officially withdrew from the EU, commonly referred to as “Brexit”. Following a transition period, the United Kingdom and the EU signed a Trade and Cooperation Agreement (“UK/EU Trade Agreement”), which came into full force on May 1, 2021 and set out the foundation of the economic and legal framework for trade between the United Kingdom and the EU. As the UK/EU Trade Agreement is a new legal framework, the implementation of the UK/EU Trade Agreement may result in uncertainty in its application and periods of volatility in both the United Kingdom and wider European markets. The United Kingdom’s exit from the EU is expected to result in additional trade costs and disruptions in this trading relationship. Furthermore, there is the possibility that either party may impose tariffs on trade in the future in the event that regulatory standards between the EU and the UK diverge. The terms of the future relationship may cause continued uncertainty in the global financial markets, and adversely affect the performance of the Trust.

In addition to the effects on the Trust’s investments in European issuers, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of the Trust’s other investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as the new relationship between the UK and EU is further defined and as the UK determines which EU laws to replace or replicate. In addition, Brexit could lead to further disintegration of the EU and related political stresses (including those related to sentiment against cross border capital movements and activities of investors like the Trust), prejudice to financial services businesses that are conducting business in the EU and which are based in the UK, legal uncertainty regarding achievement of compliance with applicable financial and commercial laws and regulations in view of the expected steps to be taken pursuant to or in contemplation of Brexit. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Trust’s business, results of operations and financial condition.

Redenomination Risk

The result of the Referendum, the progression of the European debt crisis and the possibility of one or more Eurozone countries exiting the EMU, or even the collapse of the euro as a common currency, has created significant volatility in currency and financial markets generally. The effects of the collapse of the euro, or of the exit of one or more countries from the EMU, on the U.S. and global economies and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Trust’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Trust’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Trust may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Legislation and Regulation Risk

At any time after the date of this report, legislation may be enacted that could negatively affect the companies in which the Trust invests. Changing approaches to regulation may also have a negative impact on companies in which the Trust invests. In addition, legislation or regulation may change the way in which the Trust is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the Trust to achieve its investment objective.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions to the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Trust or its counterparties.

Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in covered funds (which has been broadly defined in a way which could include many CLOs). On June 25, 2020, the Federal Reserve Board issued a final rule to simplify and tailor compliance requirements relating to the Volcker Rule.

Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of CLOs. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs may qualify for this exemption. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities and future CLOs may contain similar restrictions.

The staff of the SEC has, in correspondence with registered management investment companies, raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Trust’s ability to implement its investment strategy and/or the Trust’s ability to raise capital through public offerings, or could cause the Trust to take certain actions that may result in an adverse impact on the Trust’s financial condition and results of operations.

In October 2014, six federal agencies adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Risk Retention Rules”). A 2018 court ruling vacated the application of Risk Retention Rules to collateral managers of certain CLOs. As a result, it is possible that some collateral managers of such CLOs will decide to dispose of the interests they had retained in accordance with the Risk Retention Rules, or decide to take other action with respect to such interests that was not otherwise permitted by the Risk Retention Rules. In light of the outcome of the litigation described above, proposed legislation designed to modify the Risk Retention Rules, reports from the Department of the Treasury recommending potential modifications to the Risk Retention Rules and possible future interpretations by governmental authorities with respect to the Risk Retention Rules, the ultimate impact of the Risk Retention Rules on market generally remains uncertain.

In the EU, there has also been an increase in political and regulatory scrutiny of the securitization industry. This has resulted in a number of measures for increased regulation which are currently at various stages of implementation. CLOs issued in Europe are generally structured in compliance with the applicable EU securitization retention requirements. Such requirements may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Trust’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations.

Moreover, the SEC and its staff are also reportedly engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. These efforts appear to be focused on risk identification and controls in various areas, including embedded leverage through the use of derivatives and other trading practices, cybersecurity, liquidity, enhanced regulatory and public reporting requirements and the evaluation of systemic risks. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Trust’s expenses and impact its returns to shareholders or, in the extreme case, impact or limit the Trust’s use of various portfolio management strategies or techniques and adversely impact the Trust.

Changes enacted by the current presidential administration could significantly impact the regulation of financial markets in the United States. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. For example, the current administration has taken steps to address the COVID-19 pandemic, rejoin the Paris climate accord of 2015, cancel the Keystone XL pipeline, change immigration enforcement priorities and increase spending on clean energy and infrastructure. Other potential changes that could be pursued by the current presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States. The Trust may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Trust and its ability to achieve its investment objective.

Although the Trust cannot predict the impact, if any, of these changes to the Trust’s business, they could adversely affect the Trust’s business, financial condition, operating results and cash flows. Until the Trust knows what policy changes are made and how those changes impact the Trust’s business and the business of the Trust’s competitors over the long term, the Trust will not know if, overall, the Trust will benefit from them or be negatively affected by them. The Adviser and the Sub-Adviser intend to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objectives, but there can be no assurance that they will be successful in doing so.

LIBOR Risk

Instruments in which the Trust invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Trust and issuers of instruments in which the Trust invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Trust and/or issuers of instruments in which the Trust may invest may also reference LIBOR. The Trust utilizes leverage or borrowings primarily based on LIBOR.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. LIBOR can no longer be used to calculate new deals as of December 31, 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative, and after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. CLOs generally contemplate a scenario where LIBOR is no longer available by requiring the CLO administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some CLOs have included, or have been amended to include, language permitting the CLO investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all CLOs may adopt such provisions, nor can there be any assurance the CLO investment managers will undertake the suggested amendments when able. In addition, the effect of a phase out of LIBOR on U.S. senior secured loans, the underlying assets of the CLOs in which we invest, is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate utilized for senior secured loans differs from that utilized for a CLO that holds those loans, the CLO would experience an interest rate mismatch between its assets and liabilities. Abandonment of LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Trust, issuers of instruments in which the Trust invests and financial markets generally.

At this time, no consensus exists as to what rate or rates will become accepted alternatives to LIBOR, although the U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there are many uncertainties regarding a transition from LIBOR, including but not limited to the need to amend all contracts with LIBOR as the referenced rate and how this will impact the cost of variable rate debt and certain derivative financial instruments. In addition, SOFR or other replacement rates may fail to gain market acceptance. Any failure of SOFR or alternative reference rates to gain market acceptance could adversely affect the return on, value of and market for securities linked to such rates.

The state of New York has adopted legislation that requires LIBOR-based contracts that do not include a fallback to a rate other than LIBOR or an inter-bank quotation poll to use a SOFR-based rate plus a spread adjustment. On March 15, 2022, President Biden signed into law the Adjustable Interest Rate (LIBOR) Act, which provides for the automatic replacement of U.S. Dollar LIBOR with a benchmark replacement selected by the Board of Governors of the Federal Reserve System in certain instruments that contain no LIBOR transition or fallback language. The New York and federal statues each include safe harbors from liability, which may limit the recourse the Trust may have if the alternative reference rate does not fully compensate the Trust for the transition of an instrument from LIBOR.

These developments could negatively affect financial markets in general and present heightened risks, including with respect to the Trust’s investments. As a result of this uncertainty and developments relating to the transition process, the Trust and its investments may be adversely affected.

Anti-Takeover Provisions in the Trust’s Governing Documents Risk

The Trust’s governing documents include provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could have the effect of depriving Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of Common Shares.

The Trust utilizes leverage to seek to enhance total return and income. The Trust may use leverage through (i) Indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper, (ii) the issuance of Preferred Shares and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts, that have the effect of leverage. The Trust may utilize leverage to the maximum extent permitted under the 1940 Act (including the proceeds of leverage). As of September 30, 2022, the Trust had outstanding Indebtedness in amount representing approximately 42% of the Trust’s Managed Assets.

The Adviser and the Sub-Adviser anticipate that the use of leverage may result in higher total return to Common Shareholders over time; however, there can be no assurance that such expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. The use of leverage will cause the Trust’s net asset value, market price and level of distributions to be more volatile than if leverage were not used. The costs associated with the issuance of leverage will be borne by the Trust, which will result in a reduction of net asset value of the Common Shares and as a result such costs will be borne by Common Shareholders. The fees paid to the Adviser, and thereby to the Sub-Adviser, will be calculated on the basis of the Trust’s Managed Assets, including proceeds from leverage, so the fees paid to the Adviser and Sub-Adviser will be higher when leverage is utilized. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

Effects of Leverage [Text Block]

EFFECTS OF LEVERAGE

Assuming financial leverage representing approximately 41.84% of the Trust’s Managed Assets (the Trust’s outstanding financial leverage as of September 30, 2022), at an annual interest rate of 5.04% payable on such financial leverage (the interest rate on the Trust’s outstanding financial leverage as of September 30, 2022), the income generated by the Trust’s portfolio (net of non-leverage expenses) must exceed 2.11% in order to cover such interest payments and other expenses specifically related to Indebtedness. Of course, these numbers are merely estimates, used for illustration. Actual interest rates may vary frequently and may be significantly higher or lower than the rate assumed above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table further reflects the use of financial leverage representing approximately 41.84% of the Trust’s Managed Assets (the Trust’s outstanding financial leverage as of September 30, 2022) and an interest rate of 5.04% payable on such financial leverage (the interest rate on the Trust’s outstanding financial leverage as of September 30, 2022). These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust. See “Risks.”

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(25.86)%	(17.26)%	(8.67)%	(0.07)%	8.53%

Common Share Total Return is composed of two elements: the distributions paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying interest and other expenses on its leverage) and gains or losses on the value of the securities the Trust owns. As required by SEC rules, the table above assumes that the Trust is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Trust must assume that the interest received on the Trust’s portfolio investments is entirely offset by losses in the value of those investments.

Annual Interest Rate [Percent]														41.84%
Annual Coverage Return Rate [Percent]														5.04%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(25.86)%	(17.26)%	(8.67)%	(0.07)%	8.53%

Return at Minus Ten [Percent]														(25.86%)
Return at Minus Five [Percent]														(17.26%)
Return at Zero [Percent]														(8.67%)
Return at Plus Five [Percent]														(0.07%)
Return at Plus Ten [Percent]														8.53%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table further reflects the use of financial leverage representing approximately 41.84% of the Trust’s Managed Assets (the Trust’s outstanding financial leverage as of September 30, 2022) and an interest rate of 5.04% payable on such financial leverage (the interest rate on the Trust’s outstanding financial leverage as of September 30, 2022). These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust. See “Risks.”

Share Price [Table Text Block]
	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
September 30, 2022	$7.40	$5.94	$6.86	$6.39	7.87%	-7.04%
June 30, 2022	$8.57	$6.75	$7.92	$6.82	8.21%	-1.03%
March 31, 2022	$9.57	$8.38	$8.17	$7.62	17.14%	9.97%
December 31, 2021	$9.45	$8.50	$8.37	$8.16	12.90%	4.17%
September 30, 2021	$9.77	$8.51	$8.06	$8.14	21.22%	4.55%
June 30, 2021	$9.55	$8.48	$8.08	$7.92	18.19%	7.07%
March 31, 2021	$9.34	$7.44	$7.88	$7.34	18.53%	1.36%
December 31, 2020	$8.00	$6.04	$7.31	$6.55	9.44%	-7.79%
September 30, 2020	$6.55	$5.85	$5.89	$5.87	11.21%	-0.34%
June 30, 2020	$5.73	$4.27	$5.62	$4.83	1.96%	-11.59%
March 31, 2020	$8.35	$4.08	$8.03	$4.51	3.99%	-9.53%
December 31, 2019	$9.01	$7.99	$8.15	$7.74	10.55%	3.23%

Lowest Price or Bid		$ 5.94	$ 6.75	$ 8.38	$ 8.5	$ 8.51	$ 8.48	$ 7.44	$ 6.04	$ 5.85	$ 4.27	$ 4.08	$ 7.99
Highest Price or Bid			8.57	9.57	9.45	9.77	9.55	9.34	8	6.55	5.73	8.35	9.01
Lowest Price or Bid, NAV		6.39	6.82	7.62	8.16	8.14	7.92	7.34	6.55	5.87	4.83	4.51	7.74
Highest Price or Bid, NAV		6.86	$ 7.92	$ 8.17	$ 8.37	$ 8.06	$ 8.08	$ 7.88	$ 7.31	$ 5.89	$ 5.62	$ 8.03	$ 8.15
Share Prices Not Actual Transactions [Text Block]

The Common Shares have traded both at a premium and at a discount to the Trust’s net asset value per share. Although the Common Shares recently have traded at a premium to net asset value, there can be no assurance that this will continue after the offering nor that the Common Shares will not trade at a discount in the future. Shares of closed-end investment companies frequently trade at a discount to net asset value. The Trust’s net asset value will be reduced immediately following an offering of the Common Shares due to the costs of such offering, which will be borne entirely by the Trust. The sale of Common Shares by the Trust (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may result in downward pressure on the market price for Common Shares.

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading.

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
September 30, 2022	$7.40	$5.94	$6.86	$6.39	7.87%	-7.04%
June 30, 2022	$8.57	$6.75	$7.92	$6.82	8.21%	-1.03%
March 31, 2022	$9.57	$8.38	$8.17	$7.62	17.14%	9.97%
December 31, 2021	$9.45	$8.50	$8.37	$8.16	12.90%	4.17%
September 30, 2021	$9.77	$8.51	$8.06	$8.14	21.22%	4.55%
June 30, 2021	$9.55	$8.48	$8.08	$7.92	18.19%	7.07%
March 31, 2021	$9.34	$7.44	$7.88	$7.34	18.53%	1.36%
December 31, 2020	$8.00	$6.04	$7.31	$6.55	9.44%	-7.79%
September 30, 2020	$6.55	$5.85	$5.89	$5.87	11.21%	-0.34%
June 30, 2020	$5.73	$4.27	$5.62	$4.83	1.96%	-11.59%
March 31, 2020	$8.35	$4.08	$8.03	$4.51	3.99%	-9.53%
December 31, 2019	$9.01	$7.99	$8.15	$7.74	10.55%	3.23%

As of September 30, 2022, the last reported sale price, net asset value per Common Share and percentage discount to net asset value per Common Share was $5.94, $6.39 and -7.04%, respectively.

The Trust cannot predict whether its Common Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of closed-end investment companies frequently trade at a discount from net asset value. As a result of recent market conditions, the Trust’s net asset value may fluctuate significantly.

Latest Share Price														$ 5.94
Latest Premium (Discount) to NAV [Percent]														(7.04%)
Latest NAV														$ 6.39
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Trust’s currently outstanding Common Shares are listed on the NYSE. The Trust’s Common Shares commenced trading on the NYSE on September 27, 2017.

PREFERRED SHARES

The Trust’s Declaration of Trust provides that the Board of Trustees may authorize and issue an unlimited amount of Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the Common Shareholders as of September 30, 2022, the Trust has issued and outstanding 1,596,000 shares of its 6.50% Series 2026 Term Preferred Shares and 400,000 shares of its 6.00% Series 2029 Convertible Preferred Shares. The aggregate liquidation preference of the Preferred Shares is $49,900,000, which represented 11.19% of the Trust’s managed assets as of September 30, 2022.

Under the 1940 Act, the Trust may not issue Preferred Shares if, immediately after issuance, the Trust would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of Preferred Shares outstanding, the Trust is required to have at least two dollars of total assets, including the proceeds of leverage). The Trust would not be permitted to declare any distribution (unless payable in stock) on its capital stock or purchase its capital stock unless, at the time of such declaration or purchase, the Trust has an asset coverage of at least 200% after deducting the amount of such distribution or purchase price, as applicable.

While the Trust has Preferred Shares outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and preferred shareholders voting together as a single class. In the event dividends on the Preferred Shares are unpaid in an amount equal to two full years’ dividends on such securities, holders of Preferred Shares would be entitled to elect a majority of the Trustees of the Trust (subject to any prior rights, if any, of the holders of any other class of senior securities outstanding) and continue to be so represented until all dividends in arrears shall have been paid or otherwise provided for. Additionally, the holders of Preferred Shares would have separate voting rights for certain matters pursuant to the 1940 Act and the terms of the Preferred Shares.

In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of the Preferred Shares include asset coverage maintenance provisions that would require the redemption of Preferred Shares in the event of non-compliance by the Trust and might also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet such redemption requirements, the Trust might have to liquidate portfolio securities. These liquidations and redemptions would cause the Trust to incur related transaction costs and could result in capital losses. Prohibitions on dividends and other distributions could impair the Trust’s ability to qualify as a RIC under the Code.

If the Trust issues rated Preferred Shares, it may be subject to certain restrictions imposed by guidelines of one or more ratings agencies that may issue ratings for Preferred Shares issued by the Trust. These guidelines would be expected to impose asset coverage or portfolio composition requirements that would be more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines would impede the Sub-Adviser from managing the Trust’s portfolio in accordance with its investment objective and policies.

The Trust’s Preferred Shares are not rated.

Long Term Debt [Table Text Block]

INDEBTEDNESS

The Trust’s Declaration of Trust provides that the Board of Trustees may authorize the borrowing of money by the Trust, without the approval of the holders of the Common Shares. The Trust may issue notes or other evidences of indebtedness and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Trust’s assets as security.

Under the 1940 Act the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have asset coverage (as defined in the 1940 Act) of less than 300% (i.e., for every dollar of Indebtedness outstanding, the Trust is required to have at least three dollars of total assets, including the proceeds of leverage). In addition, the Trust generally is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration and after deducting the amount of such dividend or other distribution, the Trust maintains asset coverage of 300%. However, the foregoing restriction does not apply with respect to certain types of Indebtedness of the Trust, including a line of credit or other privately arranged borrowings from a financial institution.

Pursuant to the Trust’s Indebtedness, lenders would have the right to receive interest on and repayment of principal of any such Indebtedness, which right will be senior to those of Common Shareholders. The terms of any such Indebtedness may require the Trust to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Indebtedness over the stated interest rate. If the Trust utilizes Indebtedness, the Common Shareholders will indirectly bear the offering costs of the issuance of any Indebtedness.

The 1940 Act grants to the lenders, under certain circumstances, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Credit Facility

The Trust has entered into a credit agreement dated October 6, 2017, as amended from time to time, with Société Générale pursuant to which the Trust may borrow up to $175,000,000. As of September 30, 2022, outstanding borrowings under the Credit Agreement were approximately $113.15 million, which represented approximately 29% of the Trust’s Managed Assets. The terms of the Credit Agreement require that if the Trust’s borrowings exceed 33 1/3% of the Trust’s managed assets, the Trust must reduce its borrowings below such ratio within a specified period of time.

The Trust’s borrowings are secured by eligible securities held in its portfolio of investments. The Credit Agreement includes usual and customary covenants. Among other things, these covenants place limitations or restrictions on the Trust’s ability to (i) incur other indebtedness, (ii) change certain investment policies, (iii) pledge or create liens upon the assets of the Trust. In addition, the Trust is required to deliver financial information to the Lender, maintain an asset coverage ratio of not less than 300% and maintain its registration as a closed-end management investment company.

Notes

The Trust may also issue notes or other debt securities. As a condition to obtaining financing or obtaining ratings on the notes or other debt securities, the terms of any notes or other debt securities issued would be expected to include asset coverage maintenance provisions that would require the redemption of the notes or other debt securities in the event of non-compliance by the Trust and might also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet such redemption requirements, the Trust might have to liquidate portfolio securities. These liquidations and redemptions, or reductions in Indebtedness, would cause the Trust to incur related transaction costs and could result in capital losses. Prohibitions on dividends and other distributions could impair the Trust’s ability to qualify as a regulated investment company (“RIC”) under the Code.

If the Trust issues notes or other debt securities, it may be subject to certain restrictions imposed by guidelines of one or more ratings agencies that may issue ratings for the notes or may be subject to covenants or other restrictions imposed by its lenders. These guidelines would be expected to impose asset coverage or portfolio composition requirements that would be more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines would impede the Sub-Adviser from managing the Trust portfolio in accordance with its investment objective and policies. If the Trust were to issue notes or other debt securities as well as utilize a credit facility, such notes would have an equal security interest, if any, with and rank pari passu, or equally in right of payment, with any borrowings under the credit facility.

Outstanding Securities [Table Text Block]
	For the Year Ended	For the Year Ended
	September 30, 2022	September 30, 2021
Common Shares outstanding - beginning of year	26,674,283	12,956,451
Common Shares issued in connection with the at-the-market offering	6,980,788	6,743,035
Common Shares issued in connection with the at-the-market offering	1,450,000	–
Common Shares issued from underwriters' firm commitment underwriting, including over-allotment options exercised	–	6,834,302
Common Shares issued as reinvestment dividends	363,461	140,495
Common Shares outstanding - end of year	35,468,532	26,674,283

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in Common Shares is subject to investment risk, particularly under current economic, financial, labor and health conditions, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Trust. The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, that each of which may be temporary or last for extended periods of time. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Trust are especially acute under these conditions. Furthermore, interest rates and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Trust’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance. Moreover, the Trust’s investments in asset-backed securities are subject to many of the same risks that are applicable to investments in securities generally, including interest rate risk, credit risk, foreign currency risk, below-investment grade securities risk, financial leverage risk, prepayment and regulatory risk, which would be elevated under the foregoing circumstances.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Trust’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Trust to greater market risk than normal, possibly resulting in greatly reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Trust in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Adviser potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Trust’s service providers and market intermediaries.

Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of distributions. A prospective investor should invest in the Common Shares only if the investor can sustain a complete loss in its investment.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. Although the value of the Trust’s net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price for Common Shares. Because the market price of Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot predict whether Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price. This risk may be greater for investors expecting to sell their Common Shares soon after the completion of a public offering, as the net asset value of the Common Shares will be reduced immediately following an offering as a result of the payment of certain offering costs. Common Shares of the Trust are designed primarily for long-term investors; investors in Common Shares should not view the Trust as a vehicle for trading purposes.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk

The Trust invests primarily in below investment grade credit instruments, which are commonly referred to as “high-yield” securities or “junk” bonds. Investment in securities of below investment grade quality involves substantial risk of loss, the risk of which is particularly high in volatile market conditions. Securities of below investment grade quality are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers face ongoing uncertainties and exposure to adverse business, financial or economic conditions and are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values of certain below investment grade securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. The market values for securities of below investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities, which could result in the Trust being unable to sell such securities for an extended period of time, if at all. The market for high-yield securities has historically been subject to disruptions that have caused substantial volatility in the prices of such securities. Consolidation in the financial services industry has resulted in there being fewer market makers for high-yield securities, which may result in further risk of illiquidity and volatility with respect to high-yield securities, and this trend may continue in the future. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Common Shares, both in the short-term and the long-term.

The ratings of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations (“NRSRO”) represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. To the extent that the Trust invests in securities that have not been rated by an NRSRO, the Trust’s ability to achieve its investment objectives will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Trust invests in rated securities.

The Trust may invest in securities rated in the lower rating categories (rated Caa1/CCC+ or below, or unrated but judged to be of comparable quality by the Sub-Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced. Investments in the securities of financially distressed issuers involve substantial risks. See “Risks—Stressed and Distressed Investments Risk.”

Structured Credit Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Credit Instruments Risk

Holders of structured credit instruments bear risks of the underlying investments, index or reference obligation as well as risks associated with the issuer of the instrument, which is often a special purpose vehicle, and may also be subject to counterparty risk. As an investor in structured credit instruments, the Trust typically will have the right to receive payments only from the issuer of the structured credit instrument, and generally would not have direct rights against the issuer of or entity that sold the underlying assets. While certain structured credit instruments enable the Trust to obtain exposure to a pool of credit instruments without the brokerage and other expenses associated with directly holding the same instruments, investors in structured credit instruments generally pay their share of the administrative and other expenses of the issuer of the instrument. The prices of indices and instruments underlying structured credit instruments, and, therefore, the prices of structured credit instruments, will be influenced by, and will rise and fall in response to, the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured credit instrument uses shorter term financing to purchase longer term instruments, the issuer may be forced to sell its instruments at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured credit instruments owned by the Trust. Certain structured credit instruments may be thinly traded or have a limited trading market.

The Trust may invest in structured credit instruments collateralized by low grade or defaulted loans or securities. Investments in such structured credit instruments are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk.

The Trust may invest in senior classes and subordinated classes, including residual or equity interests, issued by structured credit vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets.

CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk

CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt tranches and CLO subordinated notes will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

There may be less information available to the Trust regarding the underlying investments held by CLOs than if the Trust had invested directly in credit securities of the underlying issuers. Trust shareholders will not know the details of the underlying investments of the CLOs in which the Trust invests. Due to their often complicated structures, various CLOs may be difficult to value and may constitute illiquid investments. In addition, there can be no assurance that a liquid market will exist in any CLO when the Trust seeks to sell its interest therein. Moreover, the value of CLOs may decrease if the ratings agencies reviewing such securities revise their ratings criteria and, as a result, lower their original rating of a CLO in which the Trust has invested. Further, the complex structure of the security may produce unexpected investment results. Also, it is possible that the Trust’s investment in a CLO will be subject to certain contractual limitations on transfer.

The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLOs, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Therefore, changes in the market value of the Trust’s CLO investments could be greater than the change in the market value of the underlying instruments.

The Trust invests in CLO securities issued by CLOs that principally hold Senior Loans. As a result, as an investor in such CLOs, the Trust is subject to the risk of default on the Senior Loans by the Borrowers. While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations on Senior Loans held by a CLO and increase the likelihood of default. Although a CLO’s holdings are typically diversified by industry and borrower, an increase in interest rates coupled with a general economic downturn may result in an increase in defaults on Senior Loans across various sectors of the economy. See “Risks—Senior Loan Risk” for a discussion of risks related to Senior Loans.

CLOs in which the Trust invests in may hold underlying instruments that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO is heavily invested may subject that vehicle, and in turn the Trust, to a risk of significant loss and could significantly impact the aggregate returns realized by the Trust.

Investments in primary issuances of CLO securities may involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO subordinated notes and could result in early redemptions which may cause CLO debt and subordinated note investors to receive less than face value of their investment.

The failure by a CLO to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to securityholders, including the Trust. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments that holders of junior debt and subordinated securities would otherwise be entitled to receive.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. Such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. In addition, the volume of new CLO issuances varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

The Trust invests in CLO debt and subordinated (i.e., residual or equity) securities. While the Trust may invest in CLO debt securities having any rating, the Trust currently intends to focus its investments in CLO debt securities that are rated below investment grade. CLO subordinated notes are generally not rated. Below investment grade and unrated instruments are often referred to as “junk” bonds and are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal. See “Risks—Below Investment Grade Securities Risk.”

Restructuring of Investments Held by CLOs. The manager of a CLO has broad authority to direct and supervise the investment and reinvestment of the investments held by the CLO, which may include the execution of amendments, waivers, modifications and other changes to the investment documentation in accordance with the collateral management agreement. During periods of economic uncertainty and recession, the incidence of amendments, waivers, modifications and restructurings of investments may increase. Such amendments, waivers, modifications and other restructurings will change the terms of the investments and in some cases may result in the CLO holding assets not meeting the CLO’s criteria for investments. This could adversely impact the coverage tests under an indenture governing the notes issued by the CLO. Any amendment, waiver, modification or other restructuring that reduces the CLO’s compliance with certain financial tests will make it more likely that the CLO will need to utilize cash to pay down the unpaid principal amount of secured notes to cure any breach in such test instead of making payments on subordinated notes. Any such use of cash would reduce distributions available and delay the timing of payments to the Trust.

The Trust cannot be certain that any particular restructuring strategy pursued by the CLO manager will maximize the value of or recovery on any investment. Any restructuring can fundamentally alter the nature of the related investment, and restructurings are not subject to the same underwriting standards that are employed in connection with the origination or acquisition of investments. Any restructuring could alter, reduce or delay the payment of interest or principal on any investment, which could delay the timing and reduce the amount of payments made to the Trust. Restructurings of investments might also result in extensions of the term thereof, which could delay the timing of payments made to the Trust.

If as a result of any such restructurings, the Sub-Adviser determines that continuing to hold instruments issued by such CLO is no longer in the best interest of the Trust, the Sub-Adviser may dispose of such CLO instruments. In certain instances, the Trust may be unable to dispose of such investments at advantageous prices and/or may be required to reinvest the proceeds of such disposition in lower-yielding investments.

CLO Management Risk. The activities of any CLO in which the Trust may invest will generally be directed by a collateral manager. In the Trust’s capacity as holder of CLO securities, the Trust is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of that CLO. Consequently, the success of any CLOs in which the Trust invests will depend, in large part, on the financial and managerial expertise of the collateral manager’s investment professionals. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the CLOs in which the Trust invests. There can be no assurance that for any CLO, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the CLO securities may be adversely affected.

The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

The CLOs in which the Trust invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Trust is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The terms of CLOs set forth in their applicable transaction documents, including with respect to collateralization and/or interest coverage tests and asset eligibility criteria, may vary from CLO to CLO. Similarly the terms of the Senior Loans that constitute the underlying assets held by CLOs may vary. The Senior Loan and/or CLO market and loan market may evolve in ways that result in typical terms being less protective for the holders of CLO securities. As a result, the Trust will be reliant upon the Sub-Adviser’s ability to obtain and evaluate the terms of the CLOs in which the Trust invests, the terms of and creditworthiness of the borrowers with respect to the underlying assets held by those CLOs and information about the collateral managers of the CLOs.

CLO Interest Rate Risk. Although senior secured loans are generally floating rate instruments, the Trust’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO subordinated notes. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses.

Because CLOs generally issue debt on a floating rate basis, an increase in LIBOR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have LIBOR floors such that, when LIBOR is below the stated LIBOR floor, the stated LIBOR floor (rather than LIBOR itself) is used to determine the interest payable under the loans. Therefore, if LIBOR increases but stays below the average LIBOR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to holders of the CLO subordinated notes.

Many underlying corporate borrowers can elect to pay interest based on 1-month LIBOR, 3-month LIBOR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month LIBOR plus a spread. The 3-month LIBOR currently exceeds the 1-month LIBOR by a significant amount, which may result in many underlying corporate borrowers electing to pay interest based on 1-month LIBOR. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s subordinated note tranche. Unless spreads are adjusted to account for such increases, these negative impacts may worsen to the extent the amount by which the 3-month LIBOR exceeds the 1-month LIBOR increases.

CLO Subordinated Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Subordinated Notes Risk

The Trust may invest in subordinated notes issued by a CLO (often referred to as the “residual,” “equity” or “subordinated” tranche), which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk that the senior notes issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 10 times leverage, and therefore subordinated notes are subject to a higher risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Trust’s expectations.

CLOs typically have no significant assets other than their underlying instruments. Accordingly, payments on CLO investments are and will be payable solely from the cash flows from such instruments, net of all management fees and other expenses. CLOs generally may make payments on subordinated notes only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on subordinated notes may not be made on any payment date unless all amounts owing under secured notes are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the subordinated notes to first pay the secured notes in amounts sufficient to cause such tests to be satisfied.

The subordinated notes are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the secured notes it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of the subordinated notes realized at their redemption could be reduced. Accordingly, the subordinated notes may not be paid in full and may be subject to up to 100% loss. As a result, relatively small numbers of defaults of instruments underlying CLOs in which the Trust holds subordinated notes may adversely impact the Trust’s returns.

The market value of subordinated notes may be significantly affected by a variety of factors, including changes in the market value of the investments held by the issuer, changes in distributions on the investments held by the issuer, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and other risks associated with those investments. The leveraged nature of subordinated notes are likely to magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments. The Trust must be prepared to hold subordinated notes for an indefinite period of time or until their stated maturity.

CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates. While the payments on CLO subordinated notes will be variable, CLO subordinated notes may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have LIBOR floors, there may not be corresponding increases in investment income to the CLO (if LIBOR increases but stays below the LIBOR floor rate of such instruments) resulting in smaller distribution payments on CLO subordinated notes.

Subordinated notes are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Trust may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them. Since 2007, subordinated notes issued in securitization transactions generally have experienced historically high volatility and significant fluctuations in market value. Additionally, some potential buyers of such notes may view securitization products as an inappropriate investment, thereby reducing the number of potential buyers and/or potentially affecting liquidity in the secondary market.

Subordinated notes are subject to certain transfer restrictions and can only be transferred to certain specified transferees. The issuer may, in the future, impose additional transfer restrictions to comply with changes in applicable law. Restrictions on the transfer of subordinated notes may further limit their liquidity. Investments in CLO subordinated notes may have complicated accounting and tax implications.

Corporate Credit Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Credit Investment Risk

Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Trust invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The reorganization of an issuer under the Federal or other bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity. Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loan Risk

Senior Loans are generally of below investment grade credit quality and therefore are subject to greater risks than investment grade corporate obligations. The prices of these investments may be volatile and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including, but not limited to, changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions,

U.S. and non-U.S. economic or political events, developments or trends in any particular industry, and the financial condition of certain Borrowers. Additionally, Senior Loans have significant liquidity and market value risks since they are not traded in organized exchange markets but are traded by banks and other institutional counterparties. Furthermore, because such loans are privately syndicated and the applicable loan agreements are privately negotiated and customized, such loans are not purchased or sold as easily as publicly listed securities.

While such loans are generally intended to be secured by collateral, losses could result from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the Borrower and the priority of the lien are each of great importance. The Adviser and the Sub-Adviser cannot guarantee the adequacy of the protection of the Trust’s interests. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Trust will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. Furthermore, the Adviser and the Sub-Adviser cannot assure investors that claims may not be asserted that might interfere with enforcement of the Trust’s rights. In the event of a foreclosure, the Trust may assume direct ownership of the underlying collateral. The liquidation proceeds upon sale of collateral may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Such Senior Loans involve a greater risk of loss.

While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations and/or refinance their outstanding Senior Loans on attractive terms, which may adversely impact Borrowers and increase defaults on Senior Loans. The terms and covenants of Senior Loans may vary, and market expectations for such terms and covenants may change over time. More permissive covenants, with respect to the financial condition, operations and use of collateral by Borrowers, may provide Borrowers with additional flexibility, which may reduce the likelihood of default, but may also reduce the extent to which the holders of Senior Loans can recover in the event of a default. In the event of an economic downturn, recoveries upon default of Senior Loans may be less than in past market cycles.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Trust may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the Sub-Adviser, do not represent fair value. If the Trust attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Trust could receive for the Senior Loan may be adversely affected.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loans Risk

Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the Trust to exercise remedies after a second lien loan becomes a defaulted loan is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the Trust may be prevented from foreclosing on the collateral securing a second lien loan until the related senior loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the senior secured lender until the senior secured lender has realized the full value of its own claims. In addition, certain of the second lien loans may contain provisions requiring the Trust’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the Trust to realize value from second lien loans.

Unsecured Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loan Risk

Unsecured loans do not benefit from any security interest in the assets of the Borrower. Liens on such Borrowers’ assets, if any, will secure the applicable Borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the Borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before repayment of unsecured instruments held by the Trust. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Trust’s unsecured obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Trust’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Loan Participation and Assignment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Participation and Assignment Risk

The Trust may purchase Senior Loans, second lien loans and unsecured loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Trust may also purchase, without limitation, participations in Senior Loans, second lien loans and unsecured loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Trust may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Trust generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Trust may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Trust will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Trust may not be able to conduct the same due diligence on the Borrower with respect to a loan that the Trust would otherwise conduct. In addition, as a holder of the participations, the Trust may not have voting rights or inspection rights that the Trust would otherwise have if it were investing directly in the loan, which may result in the Trust being exposed to greater credit or fraud risk with respect to the Borrower. Investments in bank loans may not be securities as defined within the Securities Act and therefore may not have the protections afforded by the federal securities laws.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments Risk

The Trust may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Trust might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Trust may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Trust invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Sub-Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations.

Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Trust is to be dissolved. The Trust may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.

Stressed and Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stressed and Distressed Investments Risk

The Trust may invest in stressed and distressed credit instruments. The ability of the Trust to obtain a profit from these investments may often depend upon factors that are intrinsic to the particular issuer, rather than the market as a whole. Appreciation in the value of such investments may be contingent upon the occurrence of certain events, such as a successful reorganization or merger. If the expected event does not occur, the Trust may incur a loss on the position. Stressed and distressed investments may have a limited trading market, resulting in limited liquidity and presenting difficulties to the Trust in valuing its positions. Stressed and distressed investments by the nature of their issuers’ leveraged capital structures, will involve a high degree of financial risk. These investments may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these investments may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make payments on the subordinated securities and result in defaults on and declines in the value of such securities more quickly than in the case of the senior obligations of such issuer.

Uncertain Exit Strategies. Due to the illiquid nature of many stressed and distressed investments, as well as the uncertainties of the reorganization and active management process, the Sub-Adviser may be unable to predict with confidence what the exit strategy will ultimately be for any given position, or that one will definitely be available. Exit strategies that appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized, due to economic, legal, political or other factors.

Control Position Risk. Certain stressed and distressed investment opportunities may allow a holder to have significant influence on the management, operations and strategic direction of the portfolio companies in which it invests. The exercise of control and/or significant influence over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management and other types of liability in which the limited liability generally characteristic of business operations may be ignored. The exercise of control and/or significant influence over a portfolio company could expose the assets of the Trust to claims by such portfolio company, its securities holders and its creditors. While the Sub-Adviser intends to manage the Trust in a way that will minimize exposure to these risks, the possibility of successful claims cannot be precluded.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Trust utilizes leverage to seek to enhance total return and income. The Trust currently utilizes leverage through (i) the issuance of Indebtedness and (ii) the issuance of Preferred Shares. There can be no assurance that the Adviser’s and the Sub-Adviser’s expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. There can be no assurance that a leveraging strategy will be utilized or will be successful.

The use of leverage by the Trust will cause the net asset value of the Common Shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value, market price and dividend rate of the Common Shares is likely to be more volatile than those of a closed-end management investment company that is not exposed to leverage. In a declining market the use of leverage may result in a greater decline in the net asset value and market price of the Common Shares than if the Trust were not leveraged.

Leverage will increase operating costs, which may reduce total return. The Trust will have to pay interest on its Indebtedness, if any, which may reduce the Trust’s return. This interest expense may be greater than the Trust’s return on the underlying investment, which would negatively affect the performance of the Trust. Increases in interest rates that the Trust must pay on its Indebtedness will increase the cost of leverage and may reduce the return to Common Shareholders. This risk may be greater in the current market environment because while interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate.

Certain types of Indebtedness subject the Trust to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness issued by the Trust also may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Indebtedness. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The Trust may have leverage outstanding during a shorter-term period during which such leverage may not be beneficial if the Trust believes that the long-term benefits of such leverage would outweigh the costs and portfolio disruptions associated with redeeming and reissuing such leverage. However, there can be no assurance that the Trust’s judgment in weighing such costs and benefits will be correct.

During the time in which the Trust is utilizing leverage, the amount of the fees paid to the Adviser, and thereby to the Sub-Adviser, for investment advisory services will be higher than if the Trust did not utilize leverage because the fees paid will be calculated based on the Trust’s Managed Assets, including proceeds of leverage. This may create a conflict of interest between the Adviser and the Sub-Adviser on the one hand and the Common Shareholders, as holders of Indebtedness, Preferred Shares or other forms of leverage do not bear the management fee. Rather, Common Shareholders bear the portion of the management fee attributable to assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

To the extent that the Trust increases its net assets as a result of sales of additional Common Shares, the Trust will be required to incur additional financial leverage in order to maintain its current levels of financial leverage as a percentage of Managed Assets. There can be no assurance that the Trust will be able to incur such additional financial leverage or to do so on favorable terms.

In addition, the Trust may engage in certain derivatives transactions that have economic characteristics similar to leverage. To the extent the terms of any such transaction obligate the Trust to make payments, the Trust intends to earmark or segregate cash or liquid securities in an amount at least equal to the current value of the amount then payable by the Trust under the terms of such transactions or otherwise cover such transactions in accordance with applicable interpretations of the staff of the SEC. To the extent the terms of any such transaction obligate the Trust to deliver particular securities to extinguish the Trust’s obligations under such transactions, the Trust may “cover” its obligations under such transaction by either (i) owning the securities or collateral underlying such transactions or (ii) having an absolute and immediate right to acquire such securities or collateral without additional cash consideration.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk

Investments in other investment companies present certain special considerations and risks not present in making direct investments in securities in which the Trust may invest. Investments in other investment companies involve operating expenses and fees that are in addition to the expenses and fees borne by the Trust. Such expenses and fees attributable to the Trust’s investments in other investment companies are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expense and fee layering. Investments in other investment companies may expose the Trust to an additional layer of financial leverage. To the extent management fees of other investment companies are based on total gross assets, it may create an incentive for such entities’ managers to employ financial leverage, thereby adding additional expense and increasing volatility and risk. Investments in other investment companies also expose the Trust to additional management risk; the success of the Trust’s investments in other investment companies will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Trust to incur losses or to miss profit opportunities. To the extent the Trust invests in ETFs or other investment companies that seek to track a specified index, such investments will be subject to tracking error risk.

Exchange-Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Fund Risk

For ETFs tracking an index of securities, the cumulative percentage increase or decrease in the net asset value of the shares of an ETF may over time diverge significantly from the cumulative percentage increase or decrease in the relevant index due to the compounding effect experienced by an ETF which results from a number of factors, including, leverage (if applicable), daily rebalancing, fees, expenses and interest income, which in turn results in greater non-correlation between the return of an ETF and its corresponding index. Moreover, because an ETF’s portfolio turnover rate may be very high due to daily rebalancing, holding both long and short futures contracts, leverage (if applicable) and and/or market volatility, such ETF will incur additional brokerage costs, operating costs and may generate increased taxable capital gains, which, in turn, would adversely affect the value of the shares of such ETF. In addition, fixed-income ETFs that track an index often require some type of sampling or optimization because they are typically market benchmarks but not tradable portfolios. Such ETFs often include many more securities than equity ETFs, and the securities included are often less liquid, resulting in fewer opportunities and greater costs to replicate the relevant index. Many instruments in fixed-income indices are illiquid or hard to obtain, as many investors may buy them at issuance and hold them to maturity.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales Risk

Short sales involve selling securities of an issuer short in the expectation of covering the short sale with securities purchased in the open market at a price lower than that received in the short sale. If the price of the issuer’s securities declines, the Trust may then cover the short position with securities purchased in the market. The profit realized on a short sale will be the difference between the price received in the sale and the cost of the securities purchased to cover the sale. The possible losses from selling short a security differ from losses that could be incurred from a cash investment in the security; the former may be unlimited, whereas the latter can only equal the total amount of the cash investment. Short selling activities are also subject to restrictions imposed by the federal securities laws and the various national and regional securities exchanges, which restrictions could limit the Trust’s investment activities. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Synthetically created short positions will involve both hedging situations, where the position is intended to wholly or partially offset risk associated with another position in a related security, and speculative situations, where the Sub-Adviser uses shorting techniques to take advantage of the decline in the price of particular assets. The Trust will generally realize a profit or a loss as a result of a synthetically created short position if the value of the underlying asset decreases or increases respectively during the relevant term of the short position. In addition, the Trust will be required to post collateral on such positions as required pursuant to the agreement with the relevant transaction counterparty. The use of short selling through credit default swaps and total return swaps will subject the Trust to counterparty credit risk in the event of a default by the counterparty which could result in the loss of collateral posted with such counterparty and gains to which the Trust would otherwise be entitled absent the default of the counterparty. In addition, depending on the nature of the synthetic instrument used by the Trust to create short exposure, the Trust could be subject to the risk of unlimited losses.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivatives are financial contracts in which the value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Trust may, but is not required to, engage in various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to seek to enhance total return of earn income. The Trust’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Trust invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Trust will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The instruments, indices and rates underlying derivative transactions expected to be entered into by the Trust may be extremely volatile in the sense that they are subject to sudden fluctuations of varying magnitude, and may be influenced by, among other things, government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. The volatility of such instruments, indices or rates, which may render it difficult or impossible to predict or anticipate fluctuations in the value of instruments traded by the Trust, could result in losses.

Off-Exchange Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Off-Exchange Derivatives Risk

The Trust may invest a portion of its assets in investments which are not traded on organized exchanges and as such are not standardized. Such transactions may include forward contracts, swaps or options. While some markets for such derivatives are highly liquid, transactions in off-exchange derivatives may involve greater risk than investing in exchange-traded derivatives because there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of the position arising from an off-exchange transaction or to assess the exposure to risk. Bid and offer prices need not be quoted and, even where they are, they will be established by dealers in these instruments and consequently it may be difficult to establish what is a fair price. In respect of such trading, the Trust is subject to the risk of counterparty failure or the inability or refusal by a counterparty to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Trust.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk

Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Trust might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Risk

Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Trust could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Trust from achieving the intended hedging effect or expose the Trust to the risk of loss.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaps Risk

The Trust may utilize swap agreements including, without limitation, interest rate, index and currency swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. There are risks relating to the financial soundness and creditworthiness of the counterparty to swap agreements. If the other party to an interest rate swap defaults, the Trust’s risk of credit loss may be the amount of interest payments that the Trust is contractually obligated to receive on a net basis. However, where swap agreements require one party’s payments to be “up-front” and timed differently than the other party’s payments (such as is often the case with currency swaps), the entire principal value of the swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. The investment performance of the Trust, however, may be adversely affected by the use of swaps if the Sub-Adviser’s forecasts of market values, interest rates or currency exchange rates are inaccurate.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Default Swaps Risk

The Trust may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. The Trust may be either the buyer or seller in a credit default swap transaction. If the Trust is a buyer and no event of default occurs, the Trust may lose its investment and recover nothing. However, if an event of default occurs, the Trust (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Trust receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the Trust must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Trust had invested in the reference obligation directly. Credit default swaps are subject to the risk of non-performance by the swap counterparty, including risks relating to the financial soundness and creditworthiness of the swap counterparty.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions Risk

The success of any hedging strategy utilized by the Trust’s will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Trust’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

While the Trust may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Trust than if it had not engaged in any such hedging transactions. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Sub-Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Sub-Adviser may not anticipate a particular risk so as to hedge against it effectively. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Trust’s portfolio holdings.

The Trust may seek to hedge currency risks by investing in currencies, currency exchange forward or futures contracts, swaps, swaptions or any combination thereof (whether or not exchange-traded), but these or other instruments necessary to hedge such currency risks may not generally be available, may not provide a perfect hedge or may not be, in the Sub-Adviser’s judgment, economically priced. There can be no assurance that these strategies will be effective, and such techniques entail costs and additional risks.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

Counterparty risk is the risk that a counterparty to a Trust transaction (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Trust. The Trust is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform, the risk of which is particularly acute under current conditions) its payment or other obligations to the Trust, the Trust may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. The Trust bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions (such as the current conditions), increased competition, and/or wide scale credit losses resulting from financial difficulties of the counterparties’ other trading partners or borrowers. If a counterparty’s credit becomes significantly impaired, requests for collateral posting could increase the risk that the Trust will not receive adequate collateral. Concerns about, or a default by, one large market participant could lead to significant liquidity problems for other participants.

The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust.

Synthetic Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Investment Risk

The Trust may be exposed to certain additional risks should the Sub-Adviser uses derivatives transactions as a means to synthetically implement the Trust’s investment strategies. Customized derivative instruments will likely be highly illiquid, and it is possible that the Trust will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Trust’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment the Sub-Adviser is seeking to replicate. There can be no assurance that the Sub-Adviser’s judgments regarding the correlation of any particular synthetic investment will be correct. The Trust may be exposed to certain additional risks associated with derivatives transactions should the Sub-Adviser use derivatives as a means to synthetically implement the Trust’s investment strategies. The Trust would be subject to counterparty risk in connection with such transactions. If the Trust enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Trust may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Trust will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Trust’s performance in a material adverse manner. Furthermore, certain derivative instruments typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events, such as a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Trust’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

Segregation and Cover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Segregation and Cover Risk

In connection with certain derivatives transactions, the Trust may be required to segregate liquid assets or otherwise cover such transactions and/or to deposit amounts as premiums or to be held in margin accounts. Regulators have adopted rules that generally require margin to be posted and collected for off-exchange derivatives. Such amounts may not otherwise be available to the Trust for investment purposes. The Trust may earn a lower return on its portfolio than it might otherwise earn if it did not have to segregate assets in respect of, or otherwise cover, its derivatives transactions positions. To the extent the Trust’s assets are segregated or committed as cover, it could limit the Trust’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. These risks may be greater in the current market environment because while interest rates were historically low in recent years, the Federal Reserve has begun increasing the Federal Funds rate to address inflation. Prevailing interest rates may be adversely impacted by market and economic factors. Markets are currently experiencing increased volatility due to the impact of inflation and rising interest rates, which may adversely affect the value and/or liquidity of certain of the Trust’s investments. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Trust’s use of leverage will tend to increase the interest rate risk to which its Common Shares are subject. The Trust invests primarily in variable and floating rate credit instruments and other structured credit investments, which generally are less sensitive to interest rate changes than fixed rate instruments, but generally will not increase in value if interest rates decline. A rise in interest rates may negatively impact the Trust’s or its investments’ leverage expenses and future income, as the Trust or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on bonds and loans will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount securities when interest rates and/or spreads are high, and will be premium securities when interest rates and/or spreads are low, such securities and asset-backed securities may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Trust’s portfolio in several ways. During periods of declining interest rates, when the issuer of a security exercises its option to prepay principal earlier than scheduled, the Trust may be required to reinvest the proceeds of such prepayment in lower-yielding securities. Particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. In addition, particular investments may underperform relative to hedges that the Sub-Adviser may have constructed for these investments, resulting in a loss to the Trust’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many securities to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Common Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Trust’s investments may not keep pace with inflation, which would adversely affect the Trust. This risk is significantly elevated compared to normal conditions because of recent monetary policy measures and the low interest rate environment in recent years. In response to the recent rise in inflation rates, the Federal Reserve has begun raising the Federal Funds rate. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Trust’s use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust’s portfolio.

Duration and Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration and Maturity Risk

The Trust has no set policy regarding maturity or duration of credit instruments in which it may invest or of the Trust’s portfolio generally. The price of fixed rate securities with longer maturities or duration generally is more significantly impacted by changes in interest rates than those of fixed rate securities with shorter maturities or duration. Therefore, generally speaking, the longer the duration of the Trust’s portfolio, the more exposure the Trust will have to interest rate risk described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Sub-Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Trust’s portfolio generally will be made based on all pertinent market factors at any given time. The Trust may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Credit risk is the risk that an issuer of securities in which the Trust invests or an asset underlying a CLO in which the Trust invests will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Trust invests. However, ratings are only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the securities. Furthermore, the Trust’s investments may not be rated by any rating agency or may be below investment grade. The Trust will be more dependent upon the judgment of the Sub-Adviser as to the credit quality of such unrated securities. A default, downgrade or credit impairment of any of its investments could result in a significant or even total loss of the investment.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk

Issuers of foreign securities are not subject to United States reporting and accounting requirements. Foreign reporting requirements may result in less information being available or in a lack of uniformity in the manner in which information is presented. The risk of loss associated with investments in securities of foreign issuers, particularly in less developed markets, include currency exchange risks, expropriation, or limits on repatriating an investment, government intervention, confiscatory taxation, political, economic or social instability, illiquidity, less efficient markets, price volatility and market manipulation.

Some foreign securities may be subject to brokerage or stock transfer taxes levied by foreign governments, which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of some of these securities, such as banks and other financial institutions, may be subject to less stringent or different regulations than would be the case for U.S. issuers and therefore potentially carry greater risk. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. In addition, dividend and interest payments from, and capital gains in respect of, certain foreign securities may be subject to foreign taxes that may or may not be reclaimable.

In addition, costs associated with transactions in non-U.S. markets (including brokerage, execution, clearing and custodial costs) may be substantially higher than costs associated with transactions in U.S. markets. Such non-U.S. transactions may also involve additional costs for the purchase or sale of currencies in which the Trust’s assets are denominated in order to settle such transactions. Furthermore, clearing and registration procedures may be under-developed enhancing the risks of error, fraud, or default.

Many of the laws that govern foreign investment, securities transactions and other contractual relationships in non-U.S. securities markets are different than or not as fully developed as those in the United States. As a result, the Trust may be subject to a number of risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of

U.S. markets, and lack of enforcement of existing regulations. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Trust and its operations. In addition, the income and gains of the Trust may be subject to withholding taxes imposed by foreign governments for which investors may not receive a full foreign tax credit. Furthermore, it may be more difficult to obtain and enforce a judgment in a court outside of the United States than to enforce one in the United States.

Bankruptcy Cases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bankruptcy Cases Risk

Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the partners. Furthermore, there are instances where creditors lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a Borrower usually involves the development and negotiation of a plan of reorganization, plan approval by creditors and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the Borrower and the Trust; it is subject to unpredictable and lengthy delays; and during the process the Borrower’s competitive position may erode, key management may depart and the company may not be able to invest adequately.

U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Trust’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class.

In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high. The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds thereof, which are subject to valid and enforceable liens and other security interests). In addition, certain claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high.

Creditor Committee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Creditor Committee Risk

The Sub-Adviser, on behalf of the Trust as a holder of distressed investments and other credit instruments, may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy or seek to negotiate directly with debtors with respect to restructuring issues. In situations where the Sub-Adviser chooses to join creditors’ committees, the Trust would likely be only one of many participants, each of whom would be interested in obtaining an outcome that is in its individual best interests. There can be no assurance that participation on a creditors’ committee will yield favorable results in such proceedings, and such participation may entail significant legal fees and other expenses. Participation on such committees may expose the Trust to liability to other creditors.

Participation in restructuring activities may provide the Sub-Adviser with material non-public information that may restrict the Trust’s ability to trade in the Borrower’s securities or other instruments. Determination of whether information is material and non-public and how long knowledge of such information restricts trading is a matter of considerable uncertainty and judgment. While the Sub-Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, there may be circumstances where the Trust may trade in a Borrower’s securities or instruments while engaged in restructuring activities relating to that Borrower. Such trading creates a risk of litigation and liability that may result in significant legal fees and potential losses.

Board Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Board Participation Risk

From time to time, an investment by the Trust may provide the Trust with the right to appoint or more members of the board of directors of a portfolio company or to appoint representatives to serve as observers to such boards of directors. Although such positions in certain circumstances enhance the ability to manage such investment, due to the duties imposed on the Trust’s representatives on boards of directors or receipt of material nonpublic information by such representatives, these positions may also have the effect of impairing the Trust’s ability to sell the related securities or instruments when, and upon the terms, it may otherwise desire. These restrictions may subject the Trust or its representatives to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims.

Certain Other Creditor Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Other Creditor Risks

Debt securities are also subject to other creditor risks, including, without limitation, (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called “lender liability” claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Investments Risk

Incidental to the Trust’s investments in credit instruments, the Trust may acquire or hold equity securities, or warrants to purchase equity securities, of a Borrower or issuer. Common equity securities prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Trust may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of common stocks and other equity securities to which the Trust has exposure. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with debt securities. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans or corporate bonds and this may increase the volatility of the net asset value of the Common Shares.

The Trust’s goal is ultimately to dispose of equity interests and realize gains upon its disposition of such interests. However, the equity interests the Trust receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Trust may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Trust experiences.

Allegation of Equitable Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allegation of Equitable Subordination Risk

Under common law principles that, in some cases, form the basis for lender liability claims, certain actions by creditors may result in the subordination of the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, called equitable subordination. Because of the nature of certain distressed investments, a fund holding such investments could be subject to allegations of lender liability and/or subject to claims from creditors of an obligor that investments issued by such obligor should be equitably subordinated. A portion of the Trust’s investments may involve situations in which the Trust will not be the lead creditor. Accordingly, it is possible that lender liability or equitable subordination claims that affect the Trust’s investments could arise without the direct involvement of the Trust.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Term Risk

Unless the Trust completes an Eligible Tender Offer and converts to perpetual existence, the Trust will terminate on or about the Termination Date. The Trust should not be confused with a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as the fund’s target date, often associated with retirement, approaches, and does not typically terminate on the target date. In addition, the Trust should not be confused with a “target term” fund whose investment objective is to return the fund’s original net asset value on the termination date. The Trust’s investment objective and policies are not designed to seek to return to investors their initial investment on the Termination Date or in an Eligible Tender Offer. Investors may receive more or less than their original investment upon termination or in an Eligible Tender Offer.

Because the assets of the Trust will be liquidated in connection with the termination, the Trust will incur transaction costs in connection with dispositions of portfolio securities. The Trust does not limit its investments to securities having a maturity date prior to the Termination Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Trust to lose money. In particular, the Trust’s portfolio may still have significant remaining average maturity and duration, and large exposures to below investment grade securities, as the Termination Date approaches, losses due to portfolio liquidation may be significant. Beginning one year before the Termination Date (the “wind-down period”), the Trust may begin liquidating all or a portion of the Trust’s portfolio, and may deviate from its investment policies, including its policy of investing at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments and may not achieve its investment objective. During the wind-down period, the Trust’s portfolio composition may change as more of its portfolio holdings are called or sold and portfolio holdings are disposed of in anticipation of liquidation. Rather than reinvesting the proceeds of matured, called or sold securities, the Trust may invest such proceeds in short term or other lower yielding securities or hold the proceeds in cash, which may adversely affect its performance. The Trust may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Trust will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Common Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Trust cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.

If the Trust conducts an Eligible Tender Offer, the Trust anticipates that funds to pay the aggregate purchase price of Common Shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Trust. In addition, the Trust may be required to dispose of portfolio investments in connection with any reduction in the Trust’s outstanding leverage necessary in order to maintain the Trust’s desired leverage ratios following a tender offer. The disposition of portfolio investments by the Trust could cause market prices of such instruments, and hence the net asset value of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Trust to incur increased brokerage and related transaction expenses. The Trust may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Trust. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Trust will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Trust’s ability to achieve its investment objective and decrease returns to shareholders. If the Trust’s tax basis for the investments sold is less than the sale proceeds, the Trust will recognize capital gains, which the Trust will be required to distribute to shareholders. In addition, the Trust’s purchase of tendered Common Shares pursuant to a tender offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering shareholders. The purchase of Common Shares by the Trust pursuant to a tender offer will have the effect of increasing the proportionate interest in the Trust of non-tendering shareholders. All shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Trust’s total assets resulting from payment for the tendered Common Shares. Such reduction in the Trust’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Trust, and may have an adverse effect on the Trust’s investment performance.

The Trust is not required to conduct an Eligible Tender Offer. If the Trust conducts an Eligible Tender Offer, there can be no assurance that tendered Common Shares will not exceed the Termination Threshold, in which case the Eligible Tender Offer will be terminated, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Trust will terminate on or before the Termination Date (subject to possible extensions).

Following the completion of an Eligible Tender Offer in which the tendered Common Shares do not exceed the Termination Threshold, the Board of Trustees may eliminate the Termination Date upon the affirmative vote of a majority of the Board of Trustees and without a shareholder vote. Thereafter, the Trust will have a perpetual existence. The Trust is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and as a result remaining shareholders may only be able to sell their Common Shares at a discount to net asset value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Trust is subject to management risk because the Trust has an actively managed portfolio. The Adviser and Sub-Adviser will apply investment techniques and risk analysis in making investment decisions for the Trust, but there can be no guarantee that these will produce the desired results.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Trust will value such securities at its valuation designee’s direction and in accordance with fair value procedures adopted by the Trust and the Adviser as valuation designee. The Trust generally uses non-binding indicative bid prices provided by an independent pricing service or broker as the primary basis for determining the value of CLO debt and subordinated securities, which may be adjusted for pending distributions, as applicable, as of the applicable valuation date. These bid prices are non-binding, and may not be determinative of fair value. Valuations of some or all of the Trust’s investments may include input from the Sub-Adviser and third parties, which may be based on subjective inputs of the Sub-Adviser or such third parties. Valuation of such securities may require more research than for more liquid investments. In valuing the Trust’s investments in CLO debt and subordinated securities, in addition to non-binding indicative bid prices provided by an independent pricing service or broker, the valuation designee also may consider a variety of relevant factors, including recent trading prices for specific investments, recent purchases and sales known to the Trust in similar securities, other information known to the Trust relating to the securities, and discounted cash flows based on output from a third-party financial model, using projected future cash flows. Elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. In some cases, valuation of certain investments may be based upon models, indicative quotes or estimates of value and not actual executed historical trades. Reasonable efforts will be made to base such inputs on observable market prices and inputs but there can be no assurances that such information will be readily available. Generally, there is not a public market for the CLO securities in which the Trust invests. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Trust upon the sale of such securities may not equal the value at which the Trust carried the investment on its books, which would adversely affect the net asset value of the Trust. The Trust may incur costs in connection with valuing its investments, including costs associated with the retention of valuation firms to value certain of the Trust’s investments.

Dependence on Occurrence of Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Occurrence of Events Risk

The ability to realize a profit on many of the Trust’s investments is dependent upon the occurrence (or non-occurrence) of certain events, including, among other things, reorganization transactions involving portfolio companies, restructurings or renegotiations of the terms of loans or debt securities issued by portfolio companies or the successful implementation of business strategies or completion of certain projects by portfolio companies. If the event that the Sub-Adviser is expecting does not occur (or an unexpected event occurs), the Trust may sustain a significant loss.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

Since an inherent part of the Sub-Adviser’s strategy will be to identify securities that provide for attractive risk adjusted yield, competitive investment activity by other firms may reduce the Trust’s opportunity for profit by reducing mispricings in the market as well as the margins available on such mispricings as can still be identified.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

Various potential and actual conflicts of interest may arise from the overall investment activity of the Trust, the Sub-Adviser and its affiliates. Certain inherent conflicts of interest may arise from the fact that the Sub-Adviser and its affiliates may in the future carry on substantial investment activities for other client accounts, including discretionary accounts and other investment vehicles (collectively, the “Other Accounts”).

Some of the Other Accounts may invest in the same or different securities as the Trust, compete with the Trust for the same investment opportunities (which may be limited) and/or engage in transactions or other activities or pursue investment strategies which are inconsistent with those effected for the Trust or which are contrary to or conflict with the interests of the Trust.

The Sub-Adviser and its affiliates may give advice to or effect transactions on behalf of Other Accounts that are inconsistent with or contrary to advice given or transactions effected on behalf of the Trust.

The Sub-Adviser or its affiliates could manage one or more Other Accounts that may invest in different levels of the capital structure of a portfolio company, the debt or equity of which is held by the Trust. If a common portfolio company were to experience financial difficulty, the interests of the Trust could be different from the interest in such portfolio company held by one or more Other Accounts. To the extent that such a conflict arises, the Sub-Adviser and its affiliates will seek to resolve such conflicts on a case-by-case basis in the best interest of Trust and such Other Accounts, and in accordance with the restrictions of the 1940 Act.

Allocation of Investment Opportunities. The Sub-Adviser and its affiliates are not obligated to allocate all investment opportunities that may be appropriate for the Trust to the Trust. Allocation of investment opportunities among the Trust and the Other Accounts will be subject to the Sub-Adviser’s allocation procedures which generally provide that investments will be allocated on a fair and equitable basis over time (but not necessarily on a pro rata basis), having regard to such matters as available capital, relative exposure to market trends, risk tolerance, expected duration of the Trust or the investments, the investment programs and portfolio positions of the Trust and the affiliated entities for which participation is appropriate, guidelines, concentration limits and other limitations established by the respective entities, and applicable tax and regulatory considerations.

Allocation of Personnel. Such Other Accounts may be managed by current employees of the Sub-Adviser or by new portfolio managers hired by the Sub-Adviser and may follow a similar investment strategy as that employed by the Trust. The Sub-Adviser may have an incentive to retain such portfolio managers to manage the assets of such Other Accounts rather than or in addition to managing the assets of the Trust. Although the officers and employees of the Sub-Adviser will devote as much time to the Trust as the Sub-Adviser deems appropriate, the officers and employees, if any, may have conflicts in allocating their time and services among the Trust and other accounts now or hereafter advised by the Sub-Adviser and/or its affiliates.

Lack of Information Barriers. Situations may occur where the Trust may be deemed to have possession of material non-public information, including material non-public information concerning specific companies, as a result of other activities by the Sub-Adviser, including on behalf of other clients. Under applicable securities laws, this may limit the Sub-Adviser’s ability to buy or sell securities issued by such companies and the Trust may be unable to engage in certain transactions they would otherwise find attractive, or may be able to engage in such transactions only during limited periods of time. Due to these restrictions, the Trust may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Similarly, the Sub-Adviser may decline to receive material nonpublic information in order to avoid trading restrictions with regard to any Other Account, even though access to such information may have been advantageous to the Trust. Clients and investors may be adversely affected by such restrictions.

While the Sub-Adviser has procedures in place to manage the risk associated with insider trading, the management of material non-public information could fail and result in the Sub-Adviser or one of its investment professionals buying and selling a security while, at least constructively, in possession of material non-public information. Inadvertent trading on material non-public information could have adverse effects on the Sub-Adviser’s reputation, or result in the imposition of regulatory or financial sanctions, and as a consequence, negatively impact the Sub-Adviser’s ability to perform its investment management services on behalf of regulations, or decide that it is advisable to establish information barriers in the future, which may affect how they provides advice.

Restrictions on Transactions with Affiliates. The 1940 Act limits the Trust’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Trust may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or other pooled investment vehicle managed by the Sub-Adviser or any of its affiliates. The 1940 Act also prohibits certain “joint” transactions with certain of the Trust’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Trust. For example, these limitations may limit the extent to which the Trust may invest in CLOs for which the Sub-Adviser or its affiliates act as CLO manager, even if such CLOs were otherwise attractive investments for the Trust.

Confidential Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential Information Risk

The Trust frequently may possess material non-public information about an issuer as a result of its ownership of a credit instrument of an issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Trust might be unable to enter into a transaction in a security of the issuer when it would otherwise be advantageous to do so.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

The Trust has elected to be treated and intends to continue to qualify each year as a RIC under the Code. As a RIC, the Trust generally would not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to RICs, the Trust must comply with certain income, distribution, and diversification requirements. If the Trust failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Trust would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to shareholders. All distributions by the Trust from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.

Certain of the Trust’s investments will cause the Trust to take into account taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Trust expects to invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Because the Trust may be allocated taxable income in respect of these investments before, or without receiving, cash representing such income, the Trust may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Trust-level U.S. federal income and/or excise taxes. Accordingly, the Trust may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments, to obtain the cash needed to make these income distributions. If the Trust liquidates assets to raise cash, the Trust may realize gain or loss on such liquidations. In the event the Trust realizes net capital gains from such liquidation transactions, the Trust and, ultimately, its Common Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

The Trust may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Trust. U.S. federal income tax rules are not entirely clear about issues such as when the Trust may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Trust to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Trust may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Trust, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Trust performance.

Reliance on Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Service Providers

The Trust must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the operations and financial performance of the Trust. Fees and expenses of these service providers are borne by the Trust, and therefore indirectly by Common Shareholders. Failure by any service provider to carry out its obligations to the Trust in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Trust at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Trust’s performance and ability to achieve its investment objective. The termination of the Trust’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Trust and could have a material adverse effect on the Trust’s performance and ability to achieve its investment objective.

The Trust and its service providers are currently impacted by quarantines and similar measures being enacted by governments in response to COVID-19, which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). Accordingly, certain risks described above are heightened under current conditions.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Risk

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. As the use of internet technology has become more prevalent, the Trust and their respective service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Trust, or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Trust, their service providers, or issuers of the securities in which the Trust invests that are intended to reduce cyber security risks will succeed. The Trust cannot control such systems put in place by service providers or other third parties whose operations may affect the Trust and Common Shareholders.

Recent Market, Economic and Social Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market, Economic and Social Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Trust, including by making valuation of some of the Trust’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Trust’s holdings. If there is a significant decline in the value of the Trust’s portfolio, this may impact the asset coverage levels for the Trust’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Trust’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Trust’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Trust’s ability to achieve its investment objective.

The outbreak of infectious respiratory illness caused by the coronavirus known as “COVID-19” and the ongoing recovery has caused disruption to consumer demand, economic output and supply chains. Adverse impacts on local and global economies linger despite the ongoing recovery. As with other serious economic disruptions, governmental authorities and regulators have in the past responded to this crisis (and may in the future respond to similar crises) with significant fiscal and monetary policy changes, including by providing direct capital infusions to companies and consumers, introducing new monetary programs and considerably lowering interest rates, which in some cases resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, contribute to higher inflation, heighten investor uncertainty and adversely affect the value of the Trust’s investments and the performance of the Trust.

The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID-19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. Downgrades by rating agencies of loans in which the Trust has invested or that are held by CLOs in which the Trust has invested may adversely impact the performance of the Trust. The further slowing or reversal of the current U.S. and global economic recovery could adversely impact the Trust’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Trust cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. The Adviser intends to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity capital may be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a registered investment company, the Trust generally is not able to issue additional Common Shares at a price less than net asset value without first obtaining approval for such issuance from Common Shareholders.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the U.S. and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. In particular, the consequences of the Russian military invasion of Ukraine, including comprehensive international sanctions, the impact on inflation and increased disruption to supply chains and energy resources may impact our portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Trust’s investments and the performance of the Trust. The Trust cannot predict the duration or outcome of the situation, as the conflict and government reactions are rapidly developing and beyond the Trust’s control. Prolonged unrest, military activities, or broad-based sanctions could have a material adverse effect on the Trust’s investments. Such consequences also may increase the Trust’s funding cost or limit the Trust’s access to the capital markets.

The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Trust’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Trust’s business, financial condition and results of operations.

UK Departure from EU (“Brexit”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UK Departure from EU (“Brexit”) Risk

On January 31, 2020, the United Kingdom officially withdrew from the EU, commonly referred to as “Brexit”. Following a transition period, the United Kingdom and the EU signed a Trade and Cooperation Agreement (“UK/EU Trade Agreement”), which came into full force on May 1, 2021 and set out the foundation of the economic and legal framework for trade between the United Kingdom and the EU. As the UK/EU Trade Agreement is a new legal framework, the implementation of the UK/EU Trade Agreement may result in uncertainty in its application and periods of volatility in both the United Kingdom and wider European markets. The United Kingdom’s exit from the EU is expected to result in additional trade costs and disruptions in this trading relationship. Furthermore, there is the possibility that either party may impose tariffs on trade in the future in the event that regulatory standards between the EU and the UK diverge. The terms of the future relationship may cause continued uncertainty in the global financial markets, and adversely affect the performance of the Trust.

In addition to the effects on the Trust’s investments in European issuers, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of the Trust’s other investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as the new relationship between the UK and EU is further defined and as the UK determines which EU laws to replace or replicate. In addition, Brexit could lead to further disintegration of the EU and related political stresses (including those related to sentiment against cross border capital movements and activities of investors like the Trust), prejudice to financial services businesses that are conducting business in the EU and which are based in the UK, legal uncertainty regarding achievement of compliance with applicable financial and commercial laws and regulations in view of the expected steps to be taken pursuant to or in contemplation of Brexit. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Trust’s business, results of operations and financial condition.

Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Redenomination Risk

The result of the Referendum, the progression of the European debt crisis and the possibility of one or more Eurozone countries exiting the EMU, or even the collapse of the euro as a common currency, has created significant volatility in currency and financial markets generally. The effects of the collapse of the euro, or of the exit of one or more countries from the EMU, on the U.S. and global economies and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Trust’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Trust’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Trust may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Legislation and Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulation Risk

At any time after the date of this report, legislation may be enacted that could negatively affect the companies in which the Trust invests. Changing approaches to regulation may also have a negative impact on companies in which the Trust invests. In addition, legislation or regulation may change the way in which the Trust is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the Trust to achieve its investment objective.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions to the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Trust or its counterparties.

Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in covered funds (which has been broadly defined in a way which could include many CLOs). On June 25, 2020, the Federal Reserve Board issued a final rule to simplify and tailor compliance requirements relating to the Volcker Rule.

Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of CLOs. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs may qualify for this exemption. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities and future CLOs may contain similar restrictions.

The staff of the SEC has, in correspondence with registered management investment companies, raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Trust’s ability to implement its investment strategy and/or the Trust’s ability to raise capital through public offerings, or could cause the Trust to take certain actions that may result in an adverse impact on the Trust’s financial condition and results of operations.

In October 2014, six federal agencies adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Risk Retention Rules”). A 2018 court ruling vacated the application of Risk Retention Rules to collateral managers of certain CLOs. As a result, it is possible that some collateral managers of such CLOs will decide to dispose of the interests they had retained in accordance with the Risk Retention Rules, or decide to take other action with respect to such interests that was not otherwise permitted by the Risk Retention Rules. In light of the outcome of the litigation described above, proposed legislation designed to modify the Risk Retention Rules, reports from the Department of the Treasury recommending potential modifications to the Risk Retention Rules and possible future interpretations by governmental authorities with respect to the Risk Retention Rules, the ultimate impact of the Risk Retention Rules on market generally remains uncertain.

In the EU, there has also been an increase in political and regulatory scrutiny of the securitization industry. This has resulted in a number of measures for increased regulation which are currently at various stages of implementation. CLOs issued in Europe are generally structured in compliance with the applicable EU securitization retention requirements. Such requirements may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Trust’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations.

Moreover, the SEC and its staff are also reportedly engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. These efforts appear to be focused on risk identification and controls in various areas, including embedded leverage through the use of derivatives and other trading practices, cybersecurity, liquidity, enhanced regulatory and public reporting requirements and the evaluation of systemic risks. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Trust’s expenses and impact its returns to shareholders or, in the extreme case, impact or limit the Trust’s use of various portfolio management strategies or techniques and adversely impact the Trust.

Changes enacted by the current presidential administration could significantly impact the regulation of financial markets in the United States. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. For example, the current administration has taken steps to address the COVID-19 pandemic, rejoin the Paris climate accord of 2015, cancel the Keystone XL pipeline, change immigration enforcement priorities and increase spending on clean energy and infrastructure. Other potential changes that could be pursued by the current presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States. The Trust may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Trust and its ability to achieve its investment objective.

Although the Trust cannot predict the impact, if any, of these changes to the Trust’s business, they could adversely affect the Trust’s business, financial condition, operating results and cash flows. Until the Trust knows what policy changes are made and how those changes impact the Trust’s business and the business of the Trust’s competitors over the long term, the Trust will not know if, overall, the Trust will benefit from them or be negatively affected by them. The Adviser and the Sub-Adviser intend to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objectives, but there can be no assurance that they will be successful in doing so.

LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk

Instruments in which the Trust invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Trust and issuers of instruments in which the Trust invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Trust and/or issuers of instruments in which the Trust may invest may also reference LIBOR. The Trust utilizes leverage or borrowings primarily based on LIBOR.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. LIBOR can no longer be used to calculate new deals as of December 31, 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative, and after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. CLOs generally contemplate a scenario where LIBOR is no longer available by requiring the CLO administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some CLOs have included, or have been amended to include, language permitting the CLO investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all CLOs may adopt such provisions, nor can there be any assurance the CLO investment managers will undertake the suggested amendments when able. In addition, the effect of a phase out of LIBOR on U.S. senior secured loans, the underlying assets of the CLOs in which we invest, is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate utilized for senior secured loans differs from that utilized for a CLO that holds those loans, the CLO would experience an interest rate mismatch between its assets and liabilities. Abandonment of LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Trust, issuers of instruments in which the Trust invests and financial markets generally.

At this time, no consensus exists as to what rate or rates will become accepted alternatives to LIBOR, although the U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there are many uncertainties regarding a transition from LIBOR, including but not limited to the need to amend all contracts with LIBOR as the referenced rate and how this will impact the cost of variable rate debt and certain derivative financial instruments. In addition, SOFR or other replacement rates may fail to gain market acceptance. Any failure of SOFR or alternative reference rates to gain market acceptance could adversely affect the return on, value of and market for securities linked to such rates.

The state of New York has adopted legislation that requires LIBOR-based contracts that do not include a fallback to a rate other than LIBOR or an inter-bank quotation poll to use a SOFR-based rate plus a spread adjustment. On March 15, 2022, President Biden signed into law the Adjustable Interest Rate (LIBOR) Act, which provides for the automatic replacement of U.S. Dollar LIBOR with a benchmark replacement selected by the Board of Governors of the Federal Reserve System in certain instruments that contain no LIBOR transition or fallback language. The New York and federal statues each include safe harbors from liability, which may limit the recourse the Trust may have if the alternative reference rate does not fully compensate the Trust for the transition of an instrument from LIBOR.

These developments could negatively affect financial markets in general and present heightened risks, including with respect to the Trust’s investments. As a result of this uncertainty and developments relating to the transition process, the Trust and its investments may be adversely affected.

Anti-Takeover Provisions in the Trust’s Governing Documents Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions in the Trust’s Governing Documents Risk

The Trust’s governing documents include provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could have the effect of depriving Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of Common Shares.

The Trust utilizes leverage to seek to enhance total return and income. The Trust may use leverage through (i) Indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper, (ii) the issuance of Preferred Shares and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts, that have the effect of leverage. The Trust may utilize leverage to the maximum extent permitted under the 1940 Act (including the proceeds of leverage). As of September 30, 2022, the Trust had outstanding Indebtedness in amount representing approximately 42% of the Trust’s Managed Assets.

The Adviser and the Sub-Adviser anticipate that the use of leverage may result in higher total return to Common Shareholders over time; however, there can be no assurance that such expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. The use of leverage will cause the Trust’s net asset value, market price and level of distributions to be more volatile than if leverage were not used. The costs associated with the issuance of leverage will be borne by the Trust, which will result in a reduction of net asset value of the Common Shares and as a result such costs will be borne by Common Shareholders. The fees paid to the Adviser, and thereby to the Sub-Adviser, will be calculated on the basis of the Trust’s Managed Assets, including proceeds from leverage, so the fees paid to the Adviser and Sub-Adviser will be higher when leverage is utilized. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

Series 2026 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 39,900,000		$ 39,900,000
Senior Securities Coverage per Unit														$ 139	[10]	$ 162
Senior Securities Involuntary Liquidating Preference per Unit														$ 25		$ 25
Series 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 10,000,000
Senior Securities Coverage per Unit	[10]													$ 139
Senior Securities Involuntary Liquidating Preference per Unit														$ 25
Common Stock [Member]
General Description of Registrant [Abstract]
Highest Price or Bid		$ 7.4
Highest Price or Bid, Premium (Discount) to NAV [Percent]		7.87%	8.21%	17.14%	12.90%	21.22%	18.19%	18.53%	9.44%	11.21%	1.96%	3.99%	10.55%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(7.04%)	(1.03%)	9.97%	4.17%	4.55%	7.07%	1.36%	(7.79%)	(0.34%)	(11.59%)	(9.53%)	3.23%

[1]	Common Shareholders will incur brokerage charges if they direct DST Systems, as the dividend reinvestment plan agent for the Common Shareholders, to sell their Common Shares held in a dividend reinvestment account.
[2]	If Common Shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Trust.
[3]	Based on 1,596,000 shares of 2026 Preferred Shares outstanding and 400,000 shares of 2029 Convertible Preferred Shares outstanding at September 30, 2022 with an aggregate liquidation preference of $39.9 million and $10 million, respectively, and an annual dividend rate equal to 6.50% and 6.00%, respectively, of such liquidation preference. The costs associated with the 2026 Preferred Shares and 2029 Convertible Preferred Shares are borne entirely by Common Shareholders.
[4]	Based on Indebtedness under the Credit Agreement at September 30, 2022 in an amount equal to $113,150,000, at an annual interest rate of 3.21% as of September 30, 2022. The costs associated with such Indebtedness are borne entirely by Common Shareholders.
[5]	Expenses attributable to the Trust’s investments, if any, in other investment companies, including closed-end funds and exchange-traded funds, are currently estimated not to exceed 0.01% of net assets attributable to Common Shares.
[6]	The Trust has retained the Adviser to provide investor support services and secondary market support services in connection with the ongoing operation of the Trust. The Trust pays the Adviser a service fee, payable monthly in arrears, in an annual amount equal to 0.20% of the Trust’s average daily Managed Assets.
[7]	The Trust pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to 1.70% of the Trust’s average daily Managed Assets. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. The contractual management fee rate of 1.70% of the Trust’s Managed Assets represents an effective management fee rate of 2.81% of net assets attributable to Common Shares, assuming financial leverage of 41.84% of the Trust’s Managed Assets (the Trust’s outstanding financial leverage as of September 30, 2022). The Adviser pays to the Sub-Adviser a sub-advisory fee out of the management fee received by the Adviser.
[8]	The “Other expenses” shown in the table and related footnotes include operating expenses of the Trust and are based upon estimated amounts for the Trust’s current fiscal year.
[9]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[10]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).